UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2022

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

NEW COVENANT FUNDS®

December 31, 2021

SEMI-ANNUAL REPORT

New Covenant Funds

❯	New Covenant Growth Fund

❯	New Covenant Income Fund

❯	New Covenant Balanced Growth Fund

❯	New Covenant Balanced Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

newcovenantfunds.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	43
Notes to Financial Statements	47
Disclosure of Fund Expenses	59
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	62

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
United States — 95.8%
Communication Services — 8.9%
Activision Blizzard Inc	8,807	$586
Alphabet Inc, Cl A *	4,093	11,858
Alphabet Inc, Cl C *	3,815	11,039
AMC Entertainment Holdings, Cl A *	2,754	75
AT&T Inc	119,675	2,944
Bandwidth Inc, Cl A *	74	5
Cable One Inc	79	139
Cardlytics Inc *	761	50
Cars.com Inc *	4,178	67
Charter Communications Inc, Cl A *	1,268	827
Cinemark Holdings Inc *	4,289	69
Clear Channel Outdoor Holdings, Cl A *	17,605	58
Cogent Communications Holdings Inc	148	11
Comcast Corp, Cl A	51,831	2,609
Discovery Inc, Cl C *	354	8
EchoStar Corp, Cl A *	1,124	30
Electronic Arts Inc	2,676	353
Emerald Holding Inc *	4,781	19
Eventbrite Inc, Cl A *	2,537	44
EverQuote Inc, Cl A *	1,468	23
EW Scripps Co/The, Cl A *	3,299	64
Fox Corp, Cl A	1,372	51
fuboTV *	3,908	61
IAC *	376	49
IMAX Corp *	2,244	40
Interpublic Group of Cos Inc/The	8,487	318
Iridium Communications Inc *	366	15
John Wiley & Sons Inc, Cl A	236	14
Liberty Broadband Corp, Cl A *	81	13
Liberty Broadband Corp, Cl C *	343	55
Liberty Media Corp-Liberty Formula One, Cl C *	262	17
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	12
Live Nation Entertainment Inc *	181	22
LiveOne *	14,750	19
Loyalty Ventures *	534	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lumen Technologies	872	$11
Madison Square Garden Entertainment Corp *	1,768	124
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	45
Match Group Inc *	1,841	243
Meta Platforms, Cl A *	29,295	9,853
Netflix Inc *	5,046	3,040
New York Times Co/The, Cl A	439	21
News Corp, Cl A	829	18
Nexstar Media Group Inc, Cl A	94	14
Omnicom Group Inc	10,137	743
Pinterest, Cl A *	3,339	121
Roku Inc, Cl A *	818	187
Scholastic Corp	1,266	51
Shenandoah Telecommunications Co	222	6
Sirius XM Holdings Inc	7,153	45
Skillz, Cl A *	3,639	27
Spotify Technology SA *	1,265	296
Take-Two Interactive Software Inc *	830	148
TechTarget Inc *	1,986	190
TEGNA Inc	3,052	57
T-Mobile US Inc *	4,985	578
TripAdvisor Inc *	1,712	47
Twitter Inc *	7,369	318
Verizon Communications Inc	57,853	3,006
ViacomCBS Inc, Cl B	7,304	220
Vimeo *	610	11
Walt Disney Co/The *	21,958	3,401
World Wrestling Entertainment Inc, Cl A	780	38
Ziff Davis Inc *	540	60
Zillow Group Inc, Cl C *	1,112	71
Zynga Inc, Cl A *	14,448	92
		54,669
Consumer Discretionary — 12.0%
1-800-Flowers.com Inc, Cl A *	3,668	86
2U Inc *	871	17
Aaron's Co Inc	416	10
Abercrombie & Fitch Co, Cl A *	2,970	103
Adtalem Global Education Inc *	5,431	161
Advance Auto Parts Inc	317	76
Amazon.com Inc *	5,404	18,019
American Eagle Outfitters Inc	3,416	86
American Public Education Inc *	1,831	41
Aramark	260	10
Asbury Automotive Group Inc *	425	73
AutoNation Inc *	970	113
AutoZone Inc *	235	493
Bath & Body Works	638	45
Bed Bath & Beyond Inc *	517	8
Best Buy Co Inc	14,318	1,455
Big Lots Inc	1,758	79

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bloomin' Brands Inc *	2,259	$47
Booking Holdings Inc *	563	1,351
Boot Barn Holdings Inc *	1,181	145
BorgWarner Inc	321	14
Bright Horizons Family Solutions Inc *	76	10
Brinker International Inc *	1,180	43
Brunswick Corp/DE	839	85
Buckle Inc/The	1,885	80
Burlington Stores Inc *	482	141
Callaway Golf Co *	2,383	65
Canoo *	5,091	39
Capri Holdings Ltd *	1,319	86
CarMax Inc *	1,086	141
Carnival Corp *	15,800	318
Carter's Inc	471	48
Carvana Co, Cl A *	309	72
Cavco Industries Inc *	255	81
Cheesecake Factory Inc/The *	1,236	48
Chegg Inc *	176	5
Children's Place Inc/The *	812	64
Chipotle Mexican Grill Inc, Cl A *	232	406
Choice Hotels International Inc	113	18
Columbia Sportswear Co	891	87
Cracker Barrel Old Country Store Inc	323	42
Dana Inc	2,660	61
Darden Restaurants Inc	705	106
Dave & Buster's Entertainment Inc *	1,283	49
Deckers Outdoor Corp *	306	112
Denny's Corp *	2,500	40
Designer Brands Inc, Cl A *	3,316	47
Dick's Sporting Goods Inc	1,054	121
Dillard's Inc, Cl A	726	178
Dollar General Corp	2,608	615
Dollar Tree Inc *	1,320	185
Domino's Pizza Inc	309	174
DoorDash, Cl A *	523	78
Dorman Products Inc *	128	14
DR Horton Inc	1,973	214
eBay Inc	20,542	1,366
Etsy Inc *	1,162	254
Expedia Group Inc *	389	70
Fisker *	2,626	41
Five Below Inc *	410	85
Floor & Decor Holdings Inc, Cl A *	232	30
Foot Locker Inc	1,308	57
Ford Motor Co	34,699	721
Fox Factory Holding Corp *	749	127
Frontdoor *	251	9
Gap Inc/The	11,382	201
General Motors Co *	13,058	766
Gentex Corp	440	15
Gentherm Inc *	184	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	109	$15
Goodyear Tire & Rubber Co/The *	989	21
Graham Holdings Co, Cl B	78	49
Grand Canyon Education Inc *	121	10
Group 1 Automotive Inc	86	17
GrowGeneration *	2,599	34
Guess? Inc	2,341	55
H&R Block Inc	3,157	74
Hanesbrands Inc	13,319	223
Harley-Davidson Inc	306	12
Hasbro Inc	2,632	268
Helen of Troy Ltd *	57	14
Hilton Grand Vacations Inc *	3,016	157
Hilton Worldwide Holdings Inc *	3,186	497
Home Depot Inc/The	13,012	5,400
Hyatt Hotels Corp, Cl A *	135	13
Installed Building Products Inc	694	97
iRobot Corp *	1,013	67
Jack in the Box Inc	658	58
Johnson Outdoors Inc, Cl A	659	62
KB Home	4,733	212
Kohl's Corp	1,859	92
Kontoor Brands Inc	1,282	66
La-Z-Boy Inc, Cl Z	1,597	58
LCI Industries	483	75
Lear Corp	6,486	1,187
Leggett & Platt Inc	222	9
Lennar Corp, Cl A	461	54
Lennar Corp, Cl B	450	43
LGI Homes Inc *	127	20
LKQ Corp	317	19
Lowe's Cos Inc	13,635	3,524
M/I Homes Inc *	198	12
Macy's Inc	4,042	106
Malibu Boats Inc, Cl A *	202	14
Marriott International Inc/MD, Cl A *	3,599	595
Marriott Vacations Worldwide Corp	394	67
Mattel Inc *	14,805	319
McDonald's Corp	11,361	3,046
Meritage Homes Corp *	794	97
Mohawk Industries Inc *	127	23
Monro Inc	626	36
Murphy USA Inc	422	84
National Vision Holdings Inc *	447	21
Newell Brands Inc	605	13
NIKE Inc, Cl B	17,693	2,949
Nordstrom Inc *	3,866	87
Norwegian Cruise Line Holdings Ltd *	14,956	310
NVR Inc *	13	77
Office Depot Inc *	283	11
Ollie's Bargain Outlet Holdings Inc *	212	11
OneSpaWorld Holdings Ltd *	3,063	31

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
O'Reilly Automotive Inc *	677	$478
Oxford Industries Inc	665	68
Papa John's International Inc	806	108
Peloton Interactive Inc, Cl A *	3,058	109
Penske Automotive Group Inc	957	103
PetMed Express Inc	366	9
Planet Fitness Inc, Cl A *	173	16
Polaris Inc	966	106
PulteGroup Inc	5,125	293
PVH Corp	108	12
Qurate Retail Inc *	1,412	11
Ralph Lauren Corp, Cl A	690	82
RealReal Inc/The *	5,091	59
Rent-A-Center Inc/TX, Cl A	1,764	85
RH *	224	120
Ross Stores Inc	3,209	367
Royal Caribbean Cruises Ltd *	8,804	677
Sally Beauty Holdings Inc *	2,794	52
SeaWorld Entertainment Inc *	251	16
Service Corp International/US	250	18
Shake Shack Inc, Cl A *	157	11
Shutterstock Inc	205	23
Signet Jewelers Ltd	2,402	209
Six Flags Entertainment Corp *	248	11
Sleep Number Corp *	1,033	79
Standard Motor Products Inc	943	49
Starbucks Corp	16,902	1,977
Steven Madden Ltd	1,178	55
Stitch Fix Inc, Cl A *	1,021	19
Strategic Education Inc	331	19
Stride Inc *	348	12
Tapestry Inc	2,803	114
Target Corp	6,577	1,522
Taylor Morrison Home Corp, Cl A *	12,743	445
Tempur Sealy International Inc	2,272	107
Tenneco Inc, Cl A *	3,599	41
Terminix Global Holdings Inc *	303	14
Tesla Inc *	9,798	10,354
Texas Roadhouse Inc, Cl A	889	79
Thor Industries Inc	106	11
TJX Cos Inc/The	14,736	1,119
Toll Brothers Inc	2,246	163
TopBuild Corp *	476	131
Tractor Supply Co	2,377	567
Travel + Leisure	4,669	258
Tri Pointe Homes *	3,236	90
Tupperware Brands Corp *	3,286	50
Ulta Beauty Inc *	279	115
Under Armour Inc, Cl C *	556	10
Urban Outfitters Inc *	417	12
Vail Resorts Inc	46	15
VF Corp	4,023	295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victoria's Secret *	212	$12
Visteon Corp *	551	61
Vroom *	3,337	36
Wayfair Inc, Cl A *	320	61
Wendy's Co/The	11,419	272
Whirlpool Corp	638	150
Williams-Sonoma Inc	160	27
Wingstop Inc	582	101
Winnebago Industries Inc	191	14
Wolverine World Wide Inc	1,511	44
Workhorse Group Inc *	4,879	21
WW International Inc *	1,262	20
Wyndham Hotels & Resorts Inc	189	17
Yum China Holdings Inc	1,913	95
Yum! Brands Inc	8,356	1,160
Zumiez Inc *	1,593	76
		73,406
Consumer Staples — 5.1%
Andersons Inc/The	1,960	76
Archer-Daniels-Midland Co	4,581	310
B&G Foods Inc	862	26
Beyond Meat Inc *	166	11
BJ's Wholesale Club Holdings Inc *	2,099	141
Bunge Ltd	1,596	149
Calavo Growers Inc	571	24
Campbell Soup Co	10,354	450
Casey's General Stores Inc	65	13
Celsius Holdings *	1,932	144
Chefs' Warehouse Inc/The *	1,366	45
Church & Dwight Co Inc	1,025	105
Clorox Co/The	2,716	474
Coca-Cola Co/The	44,340	2,625
Colgate-Palmolive Co	13,653	1,165
Conagra Brands Inc	14,479	494
Costco Wholesale Corp	5,035	2,858
Coty Inc, Cl A *	1,026	11
Edgewell Personal Care Co	310	14
Energizer Holdings Inc	231	9
Estee Lauder Cos Inc/The, Cl A	2,390	885
Flowers Foods Inc	555	15
Fresh Del Monte Produce Inc	1,442	40
General Mills Inc	13,887	936
Grocery Outlet Holding Corp *	263	7
Hain Celestial Group Inc/The *	461	20
Hershey Co/The	2,295	444
HF Foods Group Inc *	2,213	19
Hormel Foods Corp	4,797	234
Ingredion Inc	1,110	107
J M Smucker Co/The	6,494	882
Kellogg Co	6,713	432
Keurig Dr Pepper Inc	16,196	597
Kimberly-Clark Corp	6,484	927

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kraft Heinz Co/The	1,168	$42
Kroger Co/The	17,094	774
Lamb Weston Holdings Inc	594	38
McCormick & Co Inc/MD	5,832	563
MedAvail Holdings *	31,022	43
Medifast Inc	71	15
Mondelez International Inc, Cl A	17,402	1,154
Monster Beverage Corp *	1,999	192
National Beverage Corp *	344	16
PepsiCo Inc	26,903	4,673
Performance Food Group Co *	1,023	47
Pilgrim's Pride Corp *	355	10
Post Holdings Inc *	108	12
PriceSmart Inc	179	13
Procter & Gamble Co/The	28,893	4,726
Sanderson Farms Inc	297	57
SpartanNash Co	1,252	32
Spectrum Brands Holdings Inc	183	19
Sprouts Farmers Market Inc *	623	19
Sysco Corp	17,657	1,387
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	175	15
US Foods Holding Corp *	2,211	77
Walgreens Boots Alliance Inc	8,946	467
Walmart Inc	16,342	2,365
		31,455
Energy — 2.5%
Altus Midstream, Cl A	815	50
Antero Midstream Corp	7,912	77
APA	7,933	213
Baker Hughes Co, Cl A	4,496	108
Cactus Inc, Cl A	1,525	58
Callon Petroleum *	2,548	120
ChampionX Corp *	383	8
Cheniere Energy Inc	1,265	128
Chevron Corp	22,092	2,592
Clean Energy Fuels *	4,579	28
CNX Resources Corp *	6,091	84
ConocoPhillips	28,962	2,090
Continental Resources Inc/OK	337	15
Coterra Energy	7,300	139
Devon Energy Corp	1,847	81
Diamondback Energy Inc	133	14
Dril-Quip Inc *	1,072	21
DT Midstream	405	19
EOG Resources Inc	4,528	402
EQT Corp *	2,732	60
Equitrans Midstream Corp	2,185	23
Expro Group Holdings *	1,529	22
Exxon Mobil Corp	49,029	3,000
Gevo *	6,754	29
Golar LNG Ltd *	3,888	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	4,450	$102
Helmerich & Payne Inc	1,494	35
Hess Corp	4,195	311
HollyFrontier Corp	3,119	102
International Seaways Inc	3,587	53
Kinder Morgan Inc	21,442	340
Kosmos Energy Ltd *	44,503	154
Magnolia Oil & Gas Corp, Cl A	3,984	75
Marathon Oil Corp	5,472	90
Marathon Petroleum Corp	7,000	448
Murphy Oil Corp	449	12
Nabors Industries Ltd *	367	30
NOV	482	7
Occidental Petroleum Corp	8,202	238
Oceaneering International Inc *	3,376	38
ONEOK Inc	3,505	206
Patterson-UTI Energy Inc	4,952	42
PBF Energy Inc, Cl A *	3,466	45
Phillips 66	5,367	389
Pioneer Natural Resources Co	2,260	411
Range Resources Corp *	2,413	43
RPC Inc *	10,482	48
Schlumberger NV Ltd	39,202	1,174
SM Energy	5,146	152
Southwestern Energy Co *	21,739	101
Targa Resources Corp	11,252	588
Tellurian *	11,904	37
Valero Energy Corp	4,715	354
Williams Cos Inc/The	11,002	286
		15,340
Financials — 11.2%
Affiliated Managers Group Inc	910	150
Aflac Inc	3,214	188
AGNC Investment Corp ‡	2,838	43
Alleghany Corp *	15	10
Allegiance Bancshares Inc	1,318	56
Allstate Corp/The	3,458	407
Ally Financial Inc	1,575	75
American Express Co	9,360	1,531
American Financial Group Inc/OH	449	62
American International Group Inc	6,597	375
American National Group Inc	91	17
Ameriprise Financial Inc	1,250	377
Ameris Bancorp	1,129	56
AMERISAFE Inc	743	40
Annaly Capital Management Inc ‡	8,922	70
Apollo Commercial Real Estate Finance Inc ‡	2,686	35
Arch Capital Group Ltd *	2,404	107
Argo Group International Holdings Ltd	750	44
Arthur J Gallagher & Co	1,036	176
Artisan Partners Asset Management Inc, Cl A	1,589	76

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AssetMark Financial Holdings *	1,796	$47
Associated Banc-Corp	4,274	97
Assurant Inc	87	14
Assured Guaranty Ltd	994	50
Athene Holding Ltd, Cl A *	1,071	89
Atlantic Union Bankshares Corp	1,302	49
Axis Capital Holdings Ltd	825	45
Axos Financial Inc *	310	17
Bank of America Corp	87,545	3,895
Bank of Hawaii Corp	1,051	88
Bank of Marin Bancorp	1,079	40
Bank of New York Mellon Corp/The	12,656	735
Bank of NT Butterfield & Son Ltd/The	1,324	50
Bank OZK	366	17
BankUnited Inc	2,418	102
Banner Corp	851	52
Berkshire Hathaway Inc, Cl B *	22,449	6,712
Berkshire Hills Bancorp Inc	1,501	43
BGC Partners Inc, Cl A	8,389	39
BlackRock Inc, Cl A	1,878	1,719
Blackstone	6,514	843
BOK Financial Corp	568	60
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	20
Cadence Bank	1,525	45
Camden National Corp	1,097	53
Capital One Financial Corp	3,914	568
Capitol Federal Financial Inc	3,529	40
Cathay General Bancorp	1,291	55
Cboe Global Markets Inc	99	13
Central Pacific Financial Corp	1,651	46
Charles Schwab Corp/The	16,432	1,382
Chimera Investment Corp ‡	2,402	36
Chubb Ltd	6,169	1,193
Cincinnati Financial Corp	891	101
CIT Group Inc	1,060	54
Citigroup Inc	24,313	1,468
Citizens Financial Group Inc	2,381	112
City Holding Co	607	50
CME Group Inc, Cl A	4,726	1,080
CNA Financial Corp	253	11
Cohen & Steers Inc	764	71
Comerica Inc	1,232	107
Commerce Bancshares Inc/MO	1,640	113
Community Bank System Inc	710	53
ConnectOne Bancorp Inc	1,891	62
Credit Acceptance Corp *	177	122
Cullen/Frost Bankers Inc	850	107
Dime Community Bancshares	1,467	52
Discover Financial Services	11,446	1,323
Eagle Bancorp Inc	1,035	60
East West Bancorp Inc	1,710	135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eHealth Inc *	512	$13
Ellington Financial Inc ‡	2,748	47
Enterprise Financial Services Corp	1,063	50
Equitable Holdings Inc	432	14
Erie Indemnity Co, Cl A	433	83
Essent Group Ltd	970	44
Evercore Inc, Cl A	659	89
Everest Re Group Ltd	179	49
FactSet Research Systems Inc	306	149
FB Financial Corp	1,250	55
Federal Agricultural Mortgage Corp, Cl C	119	15
Federated Hermes Inc, Cl B	1,492	56
Fidelity National Financial Inc	1,063	55
Fifth Third Bancorp	4,599	200
First American Financial Corp	814	64
First BanCorp/Puerto Rico	4,571	63
First Busey Corp	1,790	49
First Citizens BancShares Inc/NC, Cl A	94	78
First Commonwealth Financial Corp	3,365	54
First Financial Bancorp	1,921	47
First Financial Bankshares Inc	1,378	70
First Hawaiian Inc	3,126	85
First Horizon National Corp	6,041	99
First Merchants Corp	1,182	49
First Midwest Bancorp Inc/IL	2,129	44
First Republic Bank/CA	1,080	223
FirstCash Holdings	612	46
FNB Corp/PA	3,907	47
Franklin BSP Realty Trust ‡	2,050	31
Franklin Resources Inc	6,856	230
Fulton Financial Corp	2,789	47
Genworth Financial Inc, Cl A *	10,439	42
German American Bancorp Inc	1,414	55
Globe Life Inc	108	10
Goldman Sachs Group Inc/The	3,960	1,515
Goosehead Insurance Inc, Cl A *	215	28
Great Western Bancorp Inc	1,390	47
Hancock Whitney Corp	1,142	57
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	1,107
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	4,621	69
Hartford Financial Services Group Inc/The	1,006	69
Heartland Financial USA Inc	1,003	51
Heritage Financial Corp/WA	1,744	43
Home BancShares Inc/AR	2,523	61
HomeStreet Inc	309	16
Hope Bancorp Inc	3,233	48
Horace Mann Educators Corp	1,125	44
Houlihan Lokey Inc, Cl A	192	20
Huntington Bancshares Inc/OH	9,540	147
Independent Bank Corp	580	47

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Group Inc	846	$61
Intercontinental Exchange Inc	5,170	707
Invesco Ltd	18,276	421
Invesco Mortgage Capital Inc ‡	3,234	9
Investors Bancorp Inc	4,061	62
James River Group Holdings Ltd	1,180	34
Janus Henderson Group	1,207	51
Jefferies Financial Group Inc	2,313	90
JPMorgan Chase & Co	35,839	5,675
KeyCorp	12,904	298
Kinsale Capital Group Inc	73	17
KKR & Co Inc	3,222	240
KKR Real Estate Finance Trust Inc ‡	2,440	51
Lakeland Bancorp Inc	2,890	55
Lazard Ltd, Cl A (A)	2,316	101
Lemonade *	1,665	70
LendingTree Inc *	175	21
Lincoln National Corp	3,621	247
Loews Corp	222	13
LPL Financial Holdings Inc	1,036	166
M&T Bank Corp	929	143
MarketAxess Holdings Inc	144	59
Marsh & McLennan Cos Inc	15,644	2,719
Mercury General Corp	233	12
Meta Financial Group Inc	266	16
MetLife Inc	6,576	411
MFA Financial Inc ‡	6,337	29
MGIC Investment Corp	3,455	50
Moelis & Co, Cl A	1,564	98
Moody's Corp	1,782	696
Morgan Stanley	32,105	3,151
Morningstar Inc	67	23
Mr Cooper Group Inc *	335	14
MSCI Inc, Cl A	635	389
Nasdaq Inc	2,378	499
NBT Bancorp Inc	1,213	47
Nelnet Inc, Cl A	793	77
New Residential Investment Corp ‡	14,139	151
New York Community Bancorp Inc	951	12
New York Mortgage Trust Inc ‡	7,776	29
NMI Holdings Inc, Cl A *	1,470	32
Northern Trust Corp	7,549	903
Northfield Bancorp Inc	2,868	46
OFG Bancorp	2,119	56
Old National Bancorp/IN	2,680	49
OneMain Holdings Inc, Cl A	258	13
Pacific Premier Bancorp Inc	3,188	128
PacWest Bancorp	1,283	58
Palomar Holdings Inc, Cl A *	145	9
People's United Financial Inc	5,001	89
Pinnacle Financial Partners Inc	1,489	142
PNC Financial Services Group Inc/The	5,690	1,141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PRA Group Inc *	1,320	$66
Principal Financial Group Inc	662	48
ProAssurance Corp	1,351	34
PROG Holdings Inc *	832	38
Progressive Corp/The	6,231	640
Prosperity Bancshares Inc	1,192	86
Provident Financial Services Inc	1,988	48
Prudential Financial Inc	16,015	1,733
Radian Group Inc	1,924	41
Raymond James Financial Inc	1,470	148
Redwood Trust Inc ‡	2,992	39
Regions Financial Corp	72,286	1,576
Reinsurance Group of America Inc, Cl A	578	63
Renasant Corp	1,366	52
RLI Corp	545	61
S&P Global Inc	6,397	3,019
S&T Bancorp Inc	1,247	39
Sandy Spring Bancorp Inc	1,350	65
Santander Consumer USA Holdings Inc	476	20
Seacoast Banking Corp of Florida	1,616	57
ServisFirst Bancshares Inc	187	16
Signature Bank/New York NY	676	219
Silvergate Capital, Cl A *	716	106
SLM Corp	8,316	164
SouthState	216	17
Starwood Property Trust Inc ‡	2,000	49
State Street Corp	9,970	927
Sterling Bancorp/DE	2,321	60
Stifel Financial Corp	245	17
SVB Financial Group *	439	298
Synchrony Financial	4,720	219
Synovus Financial Corp	1,267	61
T Rowe Price Group Inc	2,711	533
Texas Capital Bancshares Inc *	822	50
TFS Financial Corp	573	10
TPG RE Finance Trust Inc ‡	2,439	30
Travelers Cos Inc/The	2,743	429
TriCo Bancshares	1,219	52
TriState Capital Holdings Inc *	1,917	58
Triumph Bancorp Inc *	822	98
Truist Financial Corp	14,236	833
Trustmark Corp	1,410	46
Two Harbors Investment Corp ‡	6,390	37
UMB Financial Corp	715	76
Umpqua Holdings Corp	2,753	53
Univest Financial Corp	1,820	54
Unum Group	1,638	40
US Bancorp	12,299	691
Valley National Bancorp	4,269	59
Veritex Holdings Inc	348	14
Virtu Financial Inc, Cl A	3,026	87
W R Berkley Corp	165	14

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walker & Dunlop Inc	749	$113
Washington Trust Bancorp Inc	924	52
Webster Financial Corp	934	52
Wells Fargo & Co	46,926	2,251
Westamerica BanCorp	731	42
Western Alliance Bancorp	1,801	194
Wintrust Financial Corp	708	64
Zions Bancorp NA	1,771	112
		68,831
Health Care — 12.9%
2seventy bio *	215	6
Abbott Laboratories	27,119	3,817
AbbVie Inc	25,124	3,402
ABIOMED Inc *	332	119
Acadia Healthcare Co Inc *	220	13
Accolade *	956	25
AdaptHealth, Cl A *	2,632	64
Adaptive Biotechnologies Corp *	1,704	48
Adverum Biotechnologies Inc *	85,190	150
Aerie Pharmaceuticals Inc *	2,282	16
Agilent Technologies Inc	7,874	1,257
Agios Pharmaceuticals Inc *	1,062	35
Akebia Therapeutics Inc *	1,063	2
Alector Inc *	2,628	54
Align Technology Inc *	691	454
Allakos Inc *	378	4
Allogene Therapeutics Inc *	1,838	27
Alnylam Pharmaceuticals Inc *	1,202	204
Amedisys Inc *	56	9
American Well, Cl A *	10,093	61
AmerisourceBergen Corp, Cl A	266	35
Amgen Inc	9,045	2,035
Amicus Therapeutics Inc *	5,193	60
AMN Healthcare Services Inc *	832	102
Anika Therapeutics Inc *	920	33
Anthem Inc	2,728	1,265
Apellis Pharmaceuticals Inc *	246	12
Apollo Medical Holdings Inc *	2,152	158
Applied Molecular Transport *	2,130	30
Arcturus Therapeutics Holdings *	483	18
Arcus Biosciences Inc *	2,371	96
Arena Pharmaceuticals Inc *	1,077	100
Arrowhead Pharmaceuticals Inc *	251	17
Arvinas Inc *	1,298	107
Atara Biotherapeutics Inc *	3,254	51
Atrion Corp	71	50
Avanos Medical Inc *	301	10
Avantor Inc *	1,656	70
Axonics Inc *	351	20
Axsome Therapeutics Inc *	618	23
Baxter International Inc	12,373	1,062
Becton Dickinson and Co	4,437	1,116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BioCryst Pharmaceuticals Inc *	5,296	$73
BioDelivery Sciences International Inc *	7,746	24
Biogen Inc *	2,874	690
Biohaven Pharmaceutical Holding Co Ltd *	568	78
BioMarin Pharmaceutical Inc *	1,042	92
Bionano Genomics *	6,993	21
Bio-Rad Laboratories Inc, Cl A *	32	24
Bio-Techne Corp	53	27
Bluebird Bio Inc *	645	6
Boston Scientific Corp *	16,399	697
Bridgebio Pharma Inc *	241	4
Bristol-Myers Squibb Co	38,732	2,415
Brookdale Senior Living Inc *	7,397	38
Bruker Corp	233	20
Cara Therapeutics Inc *	2,942	36
Cardinal Health Inc	2,213	114
CareDx *	6,310	287
Cassava Sciences *	614	27
Castle Biosciences *	730	31
Catalent Inc *	949	121
Catalyst Pharmaceuticals Inc *	11,416	77
Centene Corp *	4,805	396
Cerner Corp	16,243	1,508
Change Healthcare Inc *	3,522	75
Charles River Laboratories International Inc *	77	29
Chemed Corp	114	60
ChemoCentryx Inc *	2,278	83
Cigna Corp	4,819	1,107
Cooper Cos Inc/The	236	99
Corcept Therapeutics Inc *	3,878	77
CorVel Corp *	125	26
Covetrus Inc *	1,045	21
Crinetics Pharmaceuticals Inc *	2,310	66
CryoPort *	871	52
Cue Biopharma Inc *	2,087	24
CVS Health Corp	28,143	2,903
Cytokinetics Inc *	7,134	325
Danaher Corp	7,191	2,366
DaVita Inc *	160	18
Deciphera Pharmaceuticals Inc *	716	7
Denali Therapeutics Inc *	2,631	117
DENTSPLY SIRONA Inc	3,113	174
Dexcom *	847	455
Dynavax Technologies Corp *	8,733	123
Eagle Pharmaceuticals Inc/DE *	1,045	53
Editas Medicine Inc, Cl A *	1,596	42
Edwards Lifesciences Corp *	8,484	1,099
Elanco Animal Health Inc *	398	11
Eli Lilly and Co	11,234	3,103
Emergent BioSolutions Inc *	950	41
Enanta Pharmaceuticals Inc *	785	59

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encompass Health Corp	164	$11
Envista Holdings Corp *	317	14
Epizyme Inc *	2,749	7
Esperion Therapeutics Inc *	962	5
Exact Sciences Corp *	930	72
Exelixis Inc *	4,344	79
Fate Therapeutics Inc *	3,277	192
FibroGen Inc *	1,053	15
Forte Biosciences *	61,361	131
Fulgent Genetics *	853	86
G1 Therapeutics Inc *	1,715	18
Gilead Sciences Inc	18,126	1,316
Glaukos Corp *	167	7
Global Blood Therapeutics Inc *	643	19
Globus Medical Inc, Cl A *	179	13
Gossamer Bio Inc *	3,279	37
Halozyme Therapeutics Inc *	2,641	106
Hanger Inc *	1,891	34
Harpoon Therapeutics Inc *	720	5
HCA Healthcare Inc	2,314	594
Health Catalyst Inc *	1,594	63
HealthEquity Inc *	673	30
Henry Schein Inc *	2,612	202
Heron Therapeutics Inc *	1,977	18
Heska Corp *	69	13
Hologic Inc *	927	71
Humana Inc	952	442
ICU Medical Inc *	62	15
IDEXX Laboratories Inc *	707	466
IGM Biosciences *	1,084	32
Illumina Inc *	3,200	1,217
Inari Medical *	419	38
Incyte Corp *	1,063	78
Innoviva Inc *	3,557	61
Inogen Inc *	706	24
Inovio Pharmaceuticals Inc *	2,095	10
Insmed Inc *	2,129	58
Inspire Medical Systems Inc *	110	25
Insulet Corp *	65	17
Integer Holdings Corp *	625	53
Integra LifeSciences Holdings Corp *	188	13
Intellia Therapeutics *	1,231	146
Intercept Pharmaceuticals Inc *	417	7
Intra-Cellular Therapies Inc *	3,894	204
Intuitive Surgical Inc *	4,209	1,512
Invitae Corp *	330	5
Ionis Pharmaceuticals Inc *	782	24
Iovance Biotherapeutics Inc *	8,304	159
IQVIA Holdings Inc *	1,378	389
iRhythm Technologies *	210	25
Ironwood Pharmaceuticals Inc, Cl A *	3,844	45
Johnson & Johnson	31,569	5,400

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kala Pharmaceuticals Inc *	7,142	$9
Karuna Therapeutics Inc *	118	15
Karyopharm Therapeutics Inc *	2,929	19
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	47
Kodiak Sciences Inc *	1,218	103
Krystal Biotech Inc *	823	58
Kura Oncology Inc *	3,438	48
Laboratory Corp of America Holdings *	515	162
Lantheus Holdings Inc *	2,408	70
LHC Group Inc *	57	8
Ligand Pharmaceuticals Inc *	462	71
MacroGenics Inc *	1,782	29
Madrigal Pharmaceuticals Inc *	531	45
McKesson Corp	655	163
MEDNAX Inc *	417	11
MEI Pharma *	16,528	44
Merck & Co Inc	39,446	3,023
Meridian Bioscience Inc *	5,130	105
Mettler-Toledo International Inc *	1,016	1,724
Mirati Therapeutics Inc *	429	63
Moderna Inc *	4,368	1,109
Myriad Genetics Inc *	1,860	51
Natera Inc *	229	21
National Research Corp	779	32
Natus Medical Inc *	1,614	38
Nektar Therapeutics, Cl A *	2,328	31
Neogen Corp *	300	14
Neurocrine Biosciences Inc *	1,089	93
Nevro Corp *	83	7
NextGen Healthcare Inc *	3,392	60
Novavax Inc *	816	117
Novocure *	224	17
Ontrak *	751	5
Option Care Health Inc *	648	18
OraSure Technologies Inc *	6,042	52
Organon	3,944	120
Pennant Group Inc/The *	1,609	37
Penumbra Inc *	72	21
PerkinElmer Inc	120	24
Pfizer Inc	73,662	4,350
Phreesia Inc *	361	15
Premier Inc, Cl A	2,266	93
Protagonist Therapeutics *	1,083	37
PTC Therapeutics Inc *	1,021	41
Puma Biotechnology Inc *	5,574	17
QIAGEN NV *	2,338	130
Quest Diagnostics Inc	865	150
Reata Pharmaceuticals Inc, Cl A *	537	14
Regeneron Pharmaceuticals Inc *	1,105	698
Repligen Corp *	553	146
ResMed Inc	2,930	763
Revance Therapeutics Inc *	3,056	50

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rhythm Pharmaceuticals Inc *	687	$7
Rocket Pharmaceuticals *	932	20
Rubius Therapeutics Inc *	3,679	36
Sage Therapeutics Inc *	516	22
Sangamo Therapeutics Inc *	1,002	8
Sarepta Therapeutics Inc *	87	8
Scholar Rock Holding Corp *	2,520	63
Seagen Inc *	750	116
Senseonics Holdings *	13,850	37
Shockwave Medical Inc *	2,006	358
Simulations Plus Inc	1,477	70
Sorrento Therapeutics Inc *	12,406	58
STAAR Surgical Co *	193	18
Stryker Corp	3,289	880
Supernus Pharmaceuticals Inc *	2,174	63
Surmodics Inc *	1,169	56
Syros Pharmaceuticals Inc *	1,610	5
Tactile Systems Technology Inc *	728	14
Tandem Diabetes Care Inc *	144	22
Teladoc Health Inc *	399	37
Teleflex Inc	742	244
TG Therapeutics Inc *	4,916	93
Theravance Biopharma Inc *	2,200	24
Thermo Fisher Scientific Inc	4,827	3,221
Travere Therapeutics *	3,434	107
Turning Point Therapeutics Inc *	828	39
Twist Bioscience Corp *	606	47
Ultragenyx Pharmaceutical Inc *	1,143	96
United Therapeutics Corp *	559	121
UnitedHealth Group Inc	11,218	5,633
Universal Health Services Inc, Cl B	80	10
UroGen Pharma Ltd *	1,543	15
US Physical Therapy Inc	428	41
Varex Imaging Corp *	1,631	51
VBI Vaccines Inc *	14,663	34
Veeva Systems Inc, Cl A *	1,157	296
Vertex Pharmaceuticals Inc *	3,305	726
Viatris Inc, Cl W *	1,277	17
Viking Therapeutics Inc *	6,150	28
Waters Corp *	395	147
West Pharmaceutical Services Inc	1,875	879
Y-mAbs Therapeutics *	3,117	51
Zentalis Pharmaceuticals *	2,422	204
Zimmer Biomet Holdings Inc	3,501	445
Zoetis Inc, Cl A	6,022	1,470
Zogenix Inc *	947	15
		79,421
Industrials — 7.4%
3M Co	10,841	1,926
A O Smith Corp	1,708	147
AAON Inc	192	15
AAR Corp *	1,101	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ABM Industries Inc	1,349	$55
ACCO Brands Corp	5,214	43
Acuity Brands Inc	84	18
ADT Inc	6,039	51
AECOM	6,633	513
AGCO Corp	149	17
Air Lease Corp, Cl A	1,053	47
Alamo Group Inc	86	13
Alaska Air Group Inc *	9,238	481
Allison Transmission Holdings Inc	1,870	68
Altra Industrial Motion Corp	260	13
AMERCO *	28	20
American Airlines Group Inc *	405	7
American Woodmark Corp *	461	30
AMETEK Inc	1,369	201
Apogee Enterprises Inc	1,229	59
Applied Industrial Technologies Inc	745	77
ArcBest Corp	336	40
Arcosa Inc	1,128	59
Argan Inc	1,315	51
Armstrong World Industries Inc	161	19
ASGN Inc *	146	18
Astec Industries Inc	204	14
Astronics *	3,653	44
Avis Budget Group Inc *	2,276	472
Axon Enterprise Inc *	1,678	263
AZZ Inc	1,071	59
Barnes Group Inc	807	38
Blink Charging *	1,491	40
Bloom Energy Corp, Cl A *	4,597	101
Booz Allen Hamilton Holding Corp, Cl A	677	57
Brady Corp, Cl A	873	47
Brink's Co/The	540	35
Byrna Technologies *	4,887	65
Carlisle Cos Inc	311	77
Carrier Global Corp	6,184	335
CBIZ Inc *	1,805	71
CH Robinson Worldwide Inc	148	16
Chart Industries Inc *	142	23
Cintas Corp	1,907	845
CIRCOR International Inc *	1,110	30
Clean Harbors Inc *	137	14
Colfax Corp *	1,455	67
Comfort Systems USA Inc	988	98
Construction Partners Inc, Cl A *	391	12
Copa Holdings SA, Cl A *	469	39
Copart Inc *	1,284	195
CoStar Group Inc *	3,260	258
Crane Co	135	14
CSW Industrials Inc	116	14
CSX Corp	29,082	1,093
Cummins Inc	3,179	693

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Curtiss-Wright Corp	1,789	$248
Deere & Co	4,735	1,624
Delta Air Lines Inc *	35,179	1,375
Deluxe Corp	981	32
Donaldson Co Inc	202	12
Dover Corp	103	19
Dycom Industries Inc *	1,064	100
EMCOR Group Inc	565	72
Emerson Electric Co	6,592	613
Enerpac Tool Group, Cl A	2,369	48
EnerSys	664	53
EnPro Industries Inc	738	81
Equifax Inc	535	157
ESCO Technologies Inc	568	51
Expeditors International of Washington Inc	1,163	156
Exponent Inc	135	16
Fastenal Co	2,894	185
Federal Signal Corp	1,560	68
FedEx Corp	2,012	520
Flowserve Corp	239	7
Fluor Corp *	4,373	108
Forrester Research Inc *	1,169	69
Fortune Brands Home & Security Inc	174	19
Forward Air Corp	144	17
Franklin Electric Co Inc	180	17
FTI Consulting Inc *	443	68
FuelCell Energy *	8,509	44
Generac Holdings Inc *	203	71
General Electric	11,119	1,050
Gibraltar Industries Inc *	164	11
Graco Inc	223	18
GrafTech International Ltd	954	11
Granite Construction Inc	1,780	69
Great Lakes Dredge & Dock Corp *	4,289	67
Greenbrier Cos Inc/The	1,583	73
GXO Logistics *	1,041	95
Hawaiian Holdings Inc *	1,619	30
Healthcare Services Group Inc	422	8
HEICO Corp	4,351	628
HEICO Corp, Cl A	3,200	411
Helios Technologies Inc	1,091	115
Herc Holdings Inc	1,012	158
Herman Miller Inc	1,645	64
Hexcel Corp *	4,105	213
Hillenbrand Inc	300	16
HNI Corp	1,268	53
Honeywell International Inc	10,659	2,223
Howmet Aerospace Inc	7,379	235
Hubbell Inc, Cl B	78	16
Hyliion Holdings *	4,149	26
IAA Inc *	253	13
ICF International Inc	545	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	68	$16
IHS Markit Ltd	2,622	349
Illinois Tool Works Inc	10,063	2,484
Ingersoll Rand Inc	355	22
Insperity Inc	592	70
Interface Inc, Cl A	2,949	47
ITT Inc	1,404	143
Jacobs Engineering Group Inc	1,091	152
JB Hunt Transport Services Inc	437	89
JetBlue Airways Corp *	837	12
John Bean Technologies Corp	439	67
Kadant Inc	475	109
Kaman Corp	743	32
KAR Auction Services Inc *	2,303	36
KBR Inc	1,640	78
Kelly Services Inc, Cl A	2,214	37
Kennametal Inc	1,343	48
Kforce Inc	444	33
Kimball International, Cl B	4,936	51
Kirby Corp *	1,032	61
Knight-Swift Transportation Holdings Inc, Cl A	1,357	83
Korn Ferry	1,193	90
Landstar System Inc	83	15
Lennox International Inc	44	14
Lincoln Electric Holdings Inc	1,027	143
Lindsay Corp	91	14
Lyft Inc, Cl A *	240	10
ManpowerGroup Inc	3,586	349
Marten Transport Ltd	3,469	60
Masco Corp	245	17
Matson Inc	1,273	115
Maxar Technologies Inc	10,873	321
McGrath RentCorp	666	53
Mercury Systems Inc *	4,897	270
Meritor Inc *	2,088	52
Middleby Corp/The *	103	20
Moog Inc, Cl A	3,238	262
MRC Global Inc *	3,597	25
MSA Safety Inc	392	59
MSC Industrial Direct Co Inc, Cl A	1,115	94
Nordson Corp	600	153
Norfolk Southern Corp	2,628	782
NOW Inc *	4,359	37
NV5 Global Inc *	202	28
Old Dominion Freight Line Inc	516	185
Omega Flex Inc	70	9
Oshkosh Corp	2,762	311
Otis Worldwide Corp	2,457	214
Owens Corning	4,958	449
PACCAR Inc	1,403	124
PAE *	5,932	59

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parker-Hannifin Corp	1,231	$392
Parsons Corp *	1,198	40
Pitney Bowes Inc	11,792	78
Plug Power Inc *	4,368	123
Proto Labs Inc *	91	5
Quanta Services Inc	2,291	263
RBC Bearings Inc *	64	13
Regal Rexnord	1,068	182
Republic Services Inc, Cl A	599	84
Resideo Technologies Inc *	448	12
Robert Half International Inc	806	90
Rockwell Automation Inc	1,620	565
Rollins Inc	3,532	121
Roper Technologies Inc	745	366
Ryder System Inc	1,425	117
Saia Inc *	96	32
Schneider National Inc, Cl B	521	14
Shoals Technologies Group, Cl A *	3,675	89
Shyft Group Inc/The	429	21
Simpson Manufacturing Co Inc	643	89
Snap-on Inc	318	69
Southwest Airlines Co *	2,055	88
SP Plus Corp *	1,169	33
Spirit AeroSystems Holdings Inc, Cl A	10,141	437
Spirit Airlines Inc *	1,221	27
SPX Corp *	999	60
SPX FLOW Inc	203	18
Stanley Black & Decker Inc	1,349	254
Steelcase Inc, Cl A	2,620	31
Stericycle Inc *	179	11
Sunrun Inc *	1,979	68
Team *	20,250	22
Tennant Co	639	52
Terex Corp	341	15
Tetra Tech Inc	564	96
Timken Co/The	204	14
Toro Co/The	1,175	117
TPI Composites Inc *	472	7
TransDigm Group Inc *	1,492	949
TransUnion	135	16
Trex Co Inc *	1,134	153
Trinity Industries Inc	511	15
Triumph Group Inc *	1,853	34
TrueBlue Inc *	2,106	58
Uber Technologies Inc *	15,289	641
UFP Industries Inc	196	18
UniFirst Corp/MA	235	49
Union Pacific Corp	7,120	1,794
United Airlines Holdings Inc *	289	13
United Parcel Service Inc, Cl B	7,795	1,671
United Rentals Inc *	1,692	562
Univar Solutions Inc *	476	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Ecology Inc *	900	$29
Valmont Industries Inc	76	19
Verisk Analytics Inc, Cl A	1,729	395
Virgin Galactic Holdings Inc *	6,746	90
Wabash National Corp	3,217	63
Waste Management Inc	6,467	1,079
Watsco Inc	52	16
Watts Water Technologies Inc, Cl A	507	98
Welbilt Inc *	3,137	75
WESCO International Inc *	3,661	482
Westinghouse Air Brake Technologies Corp	465	43
WillScot Mobile Mini Holdings Corp, Cl A *	590	24
Woodward Inc	139	15
WW Grainger Inc	3,615	1,873
XPO Logistics Inc *	1,041	81
Xylem Inc/NY	13,846	1,660
		45,166
Information Technology — 27.7%
8x8 Inc *	2,725	46
ACI Worldwide Inc *	1,373	48
Adobe Inc *	8,356	4,738
ADTRAN Inc	979	22
Advanced Energy Industries Inc	725	66
Advanced Micro Devices Inc *	14,318	2,060
Agilysys Inc *	323	14
Akamai Technologies Inc *	7,949	930
Akoustis Technologies Inc *	2,669	18
Alarm.com Holdings Inc *	1,192	101
Alliance Data Systems Corp	1,335	89
Altair Engineering Inc, Cl A *	269	21
Alteryx Inc, Cl A *	635	38
Ambarella Inc *	160	32
Amdocs Ltd	3,632	272
Amkor Technology Inc	3,864	96
Amphenol Corp, Cl A	4,016	351
Analog Devices Inc	5,627	989
Anaplan Inc *	217	10
ANSYS Inc *	683	274
Appian Corp, Cl A *	1,246	81
Apple Inc	196,997	34,981
Applied Materials Inc	10,761	1,693
Arista Networks Inc *	3,072	442
Arrow Electronics Inc *	2,550	342
Aspen Technology Inc *	413	63
Autodesk Inc *	3,559	1,001
Automatic Data Processing Inc	12,183	3,004
Avaya Holdings Corp *	4,140	82
Avnet Inc	325	13
Axcelis Technologies Inc *	2,104	157
Azenta	207	21
Badger Meter Inc	775	83
Belden Inc	900	59

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Benchmark Electronics Inc	1,447	$39
Bill.com Holdings Inc *	1,644	410
Black Knight Inc *	1,569	130
Blackbaud Inc *	629	50
Blackline Inc *	185	19
Block, Cl A *	4,127	667
Bottomline Technologies DE Inc *	943	53
Box Inc, Cl A *	539	14
Broadcom Inc	4,520	3,008
Broadridge Financial Solutions Inc	720	132
Cadence Design Systems Inc *	2,046	381
Cass Information Systems Inc	865	34
CDK Global Inc	1,636	68
CDW Corp/DE	806	165
Cerence Inc *	493	38
Ceridian HCM Holding Inc *	792	83
Ciena Corp *	1,223	94
Cirrus Logic Inc *	640	59
Cisco Systems Inc	64,863	4,110
Citrix Systems Inc	100	9
Cloudflare, Cl A *	1,522	200
CMC Materials	373	72
Cognex Corp	203	16
Cognizant Technology Solutions Corp, Cl A	8,315	738
Coherent Inc *	626	167
Cohu Inc *	2,351	90
CommScope Holding Co Inc *	7,086	78
CommVault Systems Inc *	219	15
Concentrix	387	69
Consensus Cloud Solutions *	180	10
Corning Inc	6,104	227
Coupa Software Inc *	970	153
Crowdstrike Holdings Inc, Cl A *	1,523	312
CSG Systems International Inc	965	56
CTS Corp	1,735	64
Datadog Inc, Cl A *	1,283	229
Dell Technologies Inc, Cl C *	4,108	231
Diebold Nixdorf Inc *	4,695	42
Digital Turbine Inc *	4,674	285
DocuSign Inc, Cl A *	1,618	246
Dolby Laboratories Inc, Cl A	731	70
Domo Inc, Cl B *	297	15
Dropbox Inc, Cl A *	2,914	72
DXC Technology Co *	5,395	174
Dynatrace Inc *	465	28
Ebix Inc	299	9
Elastic NV *	183	23
Enphase Energy Inc *	2,963	542
Entegris Inc	980	136
Envestnet Inc *	717	57
EPAM Systems Inc *	1,434	959
Euronet Worldwide Inc *	74	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Everbridge Inc *	1,814	$122
EVERTEC Inc	1,569	78
ExlService Holdings Inc *	136	20
Extreme Networks Inc *	6,878	108
F5 Networks Inc *	578	141
Fair Isaac Corp *	299	130
Fastly Inc, Cl A *	905	32
Fidelity National Information Services Inc	7,874	859
First Solar Inc *	3,538	308
Fiserv Inc *	5,664	588
Five9 Inc *	93	13
FleetCor Technologies Inc *	277	62
FormFactor Inc *	353	16
Fortinet Inc *	907	326
Gartner *	159	53
Genpact Ltd	6,870	365
Global Payments Inc	2,965	401
Globant SA *	271	85
GoDaddy Inc, Cl A *	1,102	94
Guidewire Software Inc *	109	12
Hackett Group Inc/The	3,129	64
HubSpot Inc *	322	212
Ichor Holdings Ltd *	486	22
II-VI Inc *	224	15
Infinera Corp *	6,579	63
Inseego Corp *	7,132	42
Insight Enterprises Inc *	132	14
Intel Corp	53,557	2,758
Intelligent Systems Corp *	1,128	44
InterDigital Inc	917	66
International Business Machines Corp	13,123	1,754
Intuit Inc	3,714	2,389
IPG Photonics Corp *	558	96
Itron Inc *	588	40
Jabil Inc	6,948	489
Jack Henry & Associates Inc	636	106
Juniper Networks Inc	7,826	280
Keysight Technologies Inc *	10,325	2,132
KLA Corp	1,904	819
Knowles Corp *	2,314	54
Kyndryl Holdings *	2,624	47
Lam Research Corp	3,493	2,512
Lattice Semiconductor Corp *	369	28
Littelfuse Inc	60	19
Lumentum Holdings Inc *	660	70
Mandiant *	5,502	97
Manhattan Associates Inc *	1,278	199
Marathon Digital Holdings *	3,468	114
Marvell Technology	6,584	576
Mastercard Inc, Cl A	12,101	4,348
Maximus	682	54
Microchip Technology Inc	3,873	337

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology Inc	11,221	$1,045
Microsoft Corp	99,587	33,493
MicroStrategy Inc, Cl A *	69	38
MicroVision *	2,858	14
MKS Instruments Inc	103	18
MongoDB Inc, Cl A *	574	304
Monolithic Power Systems Inc	64	32
N-Able *	317	4
National Instruments Corp	2,353	103
NCR Corp *	334	13
NetApp Inc	2,936	270
NetScout Systems Inc *	2,073	69
NortonLifeLock Inc	13,065	339
Novanta Inc *	98	17
Nuance Communications Inc *	2,832	157
Nutanix Inc, Cl A *	359	11
NVIDIA Corp	35,018	10,299
NXP Semiconductors NV	2,171	495
Okta Inc, Cl A *	812	182
ON Semiconductor Corp *	9,649	655
Oracle Corp	24,339	2,123
OSI Systems Inc *	497	46
PagerDuty Inc *	1,821	63
Palantir Technologies, Cl A *	12,031	219
Palo Alto Networks Inc *	675	376
Paychex Inc	2,612	357
Paycom Software Inc *	194	81
Paylocity Holding Corp *	417	98
PayPal Holdings Inc *	16,718	3,153
Pegasystems Inc	150	17
Perficient Inc *	1,142	148
Photronics Inc *	3,197	60
Plantronics Inc *	1,930	57
Power Integrations Inc	196	18
Priority Technology Holdings *	10,659	75
Progress Software Corp	1,206	58
PROS Holdings Inc *	818	28
PTC Inc *	677	82
Pure Storage Inc, Cl A *	685	22
Qorvo Inc *	100	16
QUALCOMM Inc	17,833	3,261
Qualys Inc *	591	81
Rambus Inc *	3,633	107
Rapid7 Inc *	393	46
RingCentral Inc, Cl A *	699	131
Riot Blockchain *	3,379	75
Rogers Corp *	392	107
Sabre Corp *	506	4
salesforce.com Inc *	16,945	4,306
Sanmina Corp *	1,459	60
ScanSource Inc *	1,292	45
Semtech Corp *	1,000	89

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServiceNow Inc *	2,243	$1,456
Silicon Laboratories Inc *	437	90
Skyworks Solutions Inc	308	48
Smartsheet Inc, Cl A *	266	21
Snowflake, Cl A *	1,591	539
SolarWinds *	317	5
Splunk Inc *	1,357	157
Sprout Social, Cl A *	832	75
SPS Commerce Inc *	152	22
Switch Inc, Cl A	779	22
Synaptics Inc *	142	41
SYNNEX Corp	387	44
Synopsys Inc *	1,083	399
Teledyne Technologies Inc *	997	436
Teradata Corp *	4,437	188
Teradyne Inc	4,784	782
Texas Instruments Inc	10,356	1,952
Trade Desk Inc/The, Cl A *	8,290	760
Trimble Inc *	2,035	177
TTEC Holdings Inc	202	18
Tucows Inc, Cl A *	170	14
Twilio Inc, Cl A *	2,168	571
Tyler Technologies Inc *	393	211
Ubiquiti Inc	48	15
Unisys Corp *	689	14
Universal Display Corp	521	86
Upland Software Inc *	255	5
Varonis Systems Inc, Cl B *	327	16
Verint Systems Inc *	947	50
VeriSign Inc *	802	204
Verra Mobility Corp, Cl A *	3,479	54
ViaSat Inc *	693	31
Viavi Solutions Inc *	3,355	59
Visa Inc, Cl A	21,213	4,597
VMware Inc, Cl A *	3,153	365
Western Digital Corp *	2,423	158
Western Union Co/The	425	8
WEX Inc *	55	8
Wix.com *	342	54
Wolfspeed *	248	28
Workday Inc, Cl A *	2,079	568
Workiva Inc, Cl A *	1,224	160
Xerox Holdings Corp	4,697	106
Xilinx Inc	2,632	558
Xperi Holding Corp	2,351	44
Zebra Technologies Corp, Cl A *	438	261
Zendesk Inc *	152	16
Zoom Video Communications Inc, Cl A *	2,001	368
Zscaler Inc *	786	253
Zuora Inc, Cl A *	3,498	65
		170,013

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 2.6%
AdvanSix	1,143	$54
Air Products and Chemicals Inc	4,688	1,426
Albemarle Corp	384	90
Alcoa Corp	5,657	337
Allegheny Technologies Inc *	2,362	38
AptarGroup Inc	1,944	238
Arconic Corp *	1,844	61
Ashland Global Holdings Inc	152	16
Avery Dennison Corp	88	19
Axalta Coating Systems Ltd *	7,963	264
Balchem Corp	107	18
Ball Corp	14,154	1,363
Berry Global Group Inc *	4,123	304
Cabot Corp	238	13
Carpenter Technology Corp	1,006	29
Celanese Corp, Cl A	93	16
CF Industries Holdings Inc	1,066	75
Chemours Co/The	2,832	95
Cleveland-Cliffs Inc *	11,888	259
Coeur Mining Inc *	6,945	35
Compass Minerals International Inc	851	43
Corteva Inc	3,856	182
Crown Holdings Inc	6,925	766
Dow Inc	6,392	363
DuPont de Nemours Inc	3,212	259
Eagle Materials Inc	126	21
Eastman Chemical Co	9,101	1,100
Ecolab Inc	2,293	538
FMC Corp	2,400	264
Freeport-McMoRan Inc	27,003	1,127
Graphic Packaging Holding Co	681	13
Greif Inc, Cl A	1,122	68
HB Fuller Co	976	79
Huntsman Corp	475	17
Ingevity Corp *	563	40
Innospec Inc	499	45
International Flavors & Fragrances Inc	2,307	347
International Paper Co	360	17
Kraton Corp *	2,033	94
Livent Corp *	5,807	142
Louisiana-Pacific Corp	1,740	136
LyondellBasell Industries NV, Cl A	2,182	201
Martin Marietta Materials Inc	397	175
Minerals Technologies Inc	182	13
Mosaic Co/The	3,590	141
Neenah Inc	693	32
Newmont Corp	21,956	1,362
Novagold Resources Inc *	1,266	9
Nucor Corp	1,510	172
Packaging Corp of America	101	14
PPG Industries Inc	2,274	392

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quaker Chemical Corp	55	$13
Reliance Steel & Aluminum Co	412	67
Royal Gold Inc	512	54
Scotts Miracle-Gro Co/The	163	26
Sealed Air Corp	293	20
Sensient Technologies Corp	161	16
Sherwin-Williams Co/The	4,705	1,657
Sonoco Products Co	185	11
Southern Copper Corp	272	17
Steel Dynamics Inc	2,648	164
Stepan Co	138	17
Summit Materials Inc, Cl A *	440	18
Sylvamo *	32	1
TriMas Corp	1,583	59
Trinseo	1,345	71
United States Lime & Minerals Inc	98	13
United States Steel Corp	3,709	88
Valvoline Inc	11,216	418
Verso Corp	2,760	75
Vulcan Materials Co	665	138
Warrior Met Coal Inc	2,378	61
Westlake Chemical Corp	137	13
Westrock Co	3,989	177
Worthington Industries Inc	1,149	63
		16,179
Real Estate — 3.5%
Acadia Realty Trust ‡	1,946	42
Agree Realty Corp ‡	736	53
Alexander & Baldwin Inc ‡	2,342	59
Alexandria Real Estate Equities Inc ‡	1,497	334
American Campus Communities Inc ‡	252	14
American Finance Trust Inc ‡	3,743	34
American Homes 4 Rent, Cl A ‡	375	16
American Tower Corp, Cl A ‡	5,189	1,518
Apartment Income ‡	304	17
Apartment Investment and Management, Cl A *‡	1,711	13
Apple Hospitality Inc ‡	718	12
AvalonBay Communities Inc ‡	3,261	824
Boston Properties Inc ‡	1,468	169
Brandywine Realty Trust ‡	14,492	194
Brixmor Property Group Inc ‡	4,703	120
Camden Property Trust ‡	125	22
CareTrust Inc ‡	2,438	56
CBRE Group Inc, Cl A *	19,531	2,119
Community Healthcare Trust Inc ‡	1,136	54
Corporate Office Properties Trust ‡	7,752	217
Cousins Properties Inc ‡	289	12
Crown Castle International Corp ‡	4,174	871
CubeSmart ‡	377	21
CyrusOne Inc ‡	181	16
DiamondRock Hospitality Co *‡	4,575	44

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digital Realty Trust Inc ‡	2,674	$473
Diversified Healthcare Trust ‡	6,702	21
Douglas Emmett Inc ‡	448	15
Duke Realty Corp ‡	2,798	184
Empire State Realty Trust Inc, Cl A ‡	5,592	50
EPR Properties ‡	735	35
Equinix Inc ‡	1,035	875
Equity Commonwealth *‡	846	22
Equity LifeStyle Properties Inc ‡	167	15
Equity Residential ‡	3,485	315
Essential Properties Realty Trust Inc ‡	2,028	58
Essex Property Trust Inc ‡	454	160
eXp World Holdings	2,641	89
Extra Space Storage Inc ‡	811	184
Federal Realty Investment Trust ‡	664	91
First Industrial Realty Trust Inc ‡	263	17
Four Corners Property Trust Inc ‡	1,848	54
Franklin Street Properties Corp ‡	5,897	35
Gaming and Leisure Properties Inc ‡	283	14
Global Net Lease Inc ‡	2,484	38
Healthcare Trust of America Inc, Cl A ‡	392	13
Healthpeak Properties Inc ‡	9,384	339
Highwoods Properties Inc ‡	247	11
Host Hotels & Resorts Inc *‡	17,568	306
Howard Hughes Corp/The *	795	81
Hudson Pacific Properties Inc ‡	2,475	61
Industrial Logistics Properties Trust ‡	516	13
Innovative Industrial Properties, Cl A ‡	59	16
Invitation Homes Inc ‡	398	18
Iron Mountain Inc ‡	5,996	314
JBG SMITH Properties ‡	2,065	59
Jones Lang LaSalle Inc *	1,270	342
Kilroy Realty Corp ‡	4,516	300
Kimco Realty Corp ‡	5,716	141
Kite Realty Group Trust ‡	3,286	72
Lamar Advertising Co, Cl A ‡	1,059	128
Lexington Realty Trust ‡	966	15
Life Storage Inc ‡	165	25
LTC Properties Inc ‡	1,142	39
Macerich Co/The ‡	5,508	95
Marcus & Millichap Inc *	1,380	71
Medical Properties Trust Inc ‡	2,513	59
Mid-America Apartment Communities Inc ‡	97	22
Monmouth Real Estate Investment Corp ‡	727	15
National Health Investors Inc ‡	635	37
Newmark Group Inc, Cl A	3,753	70
Office Properties Income Trust ‡	1,618	40
Omega Healthcare Investors Inc ‡	1,229	36
Orion Office *	124	2
Outfront Media Inc ‡	1,951	52
Paramount Group Inc ‡	5,922	49
Park Hotels & Resorts Inc *‡	1,996	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pebblebrook Hotel Trust ‡	1,899	$42
Physicians Realty Trust ‡	2,753	52
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	43
PotlatchDeltic Corp ‡	231	14
Prologis Inc ‡	19,493	3,282
Public Storage ‡	1,177	441
Rayonier Inc ‡	1,593	64
RE/MAX Holdings Inc, Cl A	1,292	39
Realogy Holdings Corp *	4,621	78
Realty Income Corp ‡	2,593	186
Redfin Corp *	458	18
Regency Centers Corp ‡	23,271	1,753
Rexford Industrial Realty Inc ‡	241	20
RLJ Lodging Trust ‡	2,849	40
RMR Group Inc/The, Cl A	1,095	38
RPT Realty ‡	3,429	46
Ryman Hospitality Properties Inc *‡	577	53
Sabra Health Care Inc ‡	2,410	33
Safehold Inc ‡	226	18
SBA Communications Corp, Cl A ‡	684	266
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	592
SITE Centers Corp ‡	3,734	59
SL Green Realty ‡	2,472	177
Spirit Realty Capital Inc ‡	237	11
St Joe Co/The	460	24
STAG Industrial Inc ‡	359	17
STORE Capital Corp ‡	2,555	88
Summit Hotel Properties Inc *‡	4,173	41
Tanger Factory Outlet Centers Inc ‡	3,357	65
UDR Inc ‡	250	15
Uniti Group Inc ‡	1,247	17
Urban Edge Properties ‡	2,679	51
Urstadt Biddle Properties Inc, Cl A ‡	2,126	45
Ventas Inc ‡	3,279	168
VICI Properties Inc ‡	2,012	61
Vornado Realty Trust ‡	2,903	122
Washington Real Estate Investment Trust ‡	1,705	44
Welltower Inc ‡	4,270	366
Weyerhaeuser Co ‡	17,005	700
WP Carey Inc ‡	149	12
Xenia Hotels & Resorts Inc *‡	2,347	43
		21,723
Utilities — 2.1%
AES Corp/The	5,282	128
ALLETE Inc	620	41
Alliant Energy Corp	213	13
Ameren Corp	506	45
American Electric Power Co Inc	5,930	528
American States Water Co	580	60
American Water Works Co Inc	2,717	513
Atmos Energy Corp	461	48

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avangrid Inc	1,720	$86
CenterPoint Energy Inc	434	12
Clearway Energy Inc, Cl C	456	16
CMS Energy Corp	20,708	1,347
Consolidated Edison Inc	3,086	263
Dominion Energy Inc	6,250	491
DTE Energy Co	124	15
Duke Energy Corp	7,493	786
Edison International	3,288	224
Entergy Corp	2,276	256
Essential Utilities Inc	331	18
Evergy Inc	180	12
Eversource Energy	10,983	999
Exelon Corp	11,090	641
FirstEnergy Corp	419	17
Hawaiian Electric Industries Inc	249	10
IDACORP Inc	108	12
MDU Resources Group Inc	386	12
MGE Energy Inc	631	52
National Fuel Gas Co	245	16
New Jersey Resources Corp	1,111	46
NextEra Energy Inc	27,072	2,528
NiSource Inc	419	12
Northwest Natural Holding Co	699	34
NRG Energy Inc	323	14
OGE Energy Corp	261	10
Ormat Technologies Inc	644	51
PG&E Corp *	692	8
Pinnacle West Capital Corp	2,640	186
PNM Resources Inc	975	45
Portland General Electric Co	894	47
PPL Corp	908	27
Public Service Enterprise Group Inc	2,425	162
Sempra Energy	2,048	271
SJW Group	716	52
South Jersey Industries Inc	1,556	41
Southern Co/The	13,370	917
Sunnova Energy International Inc *	4,480	125
UGI Corp	253	12
Vistra Corp	2,088	48
WEC Energy Group Inc	1,160	113
Xcel Energy Inc	21,147	1,432
		12,842
Total Common Stock
(Cost $277,064) ($ Thousands)		589,045

FOREIGN COMMON STOCK — 2.3%
Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd	248	42

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 0.1%
Lululemon Athletica Inc*	1,171	$458
Cayman Islands — 0.0%
Herbalife Nutrition Ltd*	1,088	45
Ireland — 1.1%
Accenture PLC, Cl A	11,297	4,683
Jazz Pharmaceuticals PLC *	616	78
Medtronic PLC	19,976	2,067
Perrigo Co PLC	211	8
		6,836
Puerto Rico — 0.0%
Popular Inc	1,507	124
Switzerland — 0.0%
Garmin Ltd	418	57
United Kingdom — 1.1%
Adient PLC *	732	35
Alkermes PLC *	2,433	57
Allegion PLC	855	113
Amcor PLC	4,821	58
Aon PLC, Cl A	2,247	675
Aptiv PLC *	3,490	576
Atlassian Corp PLC, Cl A *	1,043	398
Cimpress PLC *	398	28
Cushman & Wakefield PLC *	2,593	58
Eaton Corp PLC	13,217	2,284
Gates Industrial Corp PLC *	886	14
Horizon Therapeutics PLC *	1,437	155
Johnson Controls International PLC	8,308	676
LivaNova PLC *	657	57
Nielsen Holdings PLC	7,584	156
nVent Electric PLC	457	17
Pentair PLC	245	18
Sensata Technologies Holding PLC *	4,273	264
STERIS PLC	1,716	418
Trane Technologies PLC	1,779	359
Tronox Holdings PLC	4,385	105
Willis Towers Watson PLC	907	215
		6,736
Total Foreign Common Stock
(Cost $6,435) ($ Thousands)		14,298

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%** †	7,634,280	$7,634

Total Cash Equivalent
(Cost $7,634) ($ Thousands)		7,634

Total Investments in Securities — 99.4%
(Cost $291,133) ($ Thousands)		$610,977

A list of the open futures contracts held by the Fund at December 31, 2021 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	9	Mar-2022	$995	$1,009	$14
S&P 500 Index E-MINI	30	Mar-2022	7,051	7,138	87
			$8,046	$8,147	$101

For the period ended December 31, 2021, the total amount of all the open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are considered to have equity risk associated with them.

Percentages are based on Net Assets of $614,672 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $101 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poors

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	589,045	–	–	589,045
Foreign Common Stock	14,298	–	–	14,298
Cash Equivalent	7,634	–	–	7,634
Total Investments in Securities	610,977	–	–	610,977

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	101	–	–	101
Total Other Financial Instruments	101	–	–	101

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$7,003	$39,131	$(38,500)	$—	$—	$7,634	7,634,280	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.5%
Agency Mortgage-Backed Obligations — 28.5%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$496	$555
6.000%, 03/01/2035	782	900
5.500%, 12/01/2036 to 12/01/2038	151	172
5.000%, 05/01/2022 to 01/01/2049	716	805
4.500%, 06/01/2038 to 07/01/2049	3,383	3,698
4.000%, 07/01/2037 to 03/01/2050	2,164	2,357
3.500%, 04/01/2033 to 02/01/2051	3,358	3,588
3.090%, VAR ICE LIBOR USD 12 Month + 1.623%, 02/01/2050	171	176
3.016%, VAR ICE LIBOR USD 12 Month + 1.628%, 11/01/2048	513	529
3.000%, 09/01/2032 to 08/01/2050	4,576	4,821
2.875%, VAR ICE LIBOR USD 12 Month + 1.620%, 11/01/2047	169	174
2.747%, VAR ICE LIBOR USD 12 Month + 1.645%, 01/01/2049	295	304
2.500%, 08/01/2030 to 07/01/2051	2,616	2,694
2.484%, VAR ICE LIBOR USD 12 Month + 1.630%, 09/01/2047	440	457
2.000%, 10/01/2032 to 12/01/2051	2,458	2,461
1.903%, VAR ICE LIBOR USD 12 Month + 1.595%, 06/01/2047	525	543
1.890%, VAR ICE LIBOR USD 12 Month + 1.625%, 10/01/2046	767	794
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.840%, 10/15/2041(A)	107	16
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027(A)	64	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027(A)	$136	$6
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.890%, 08/15/2042(A)	56	9
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043(A)	62	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.140%, 09/15/2042(A)	88	11
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.840%, 02/15/2044(A)	27	4
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.890%, 05/15/2044(A)	52	8
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.578%, 04/15/2041(A)	26	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.512%, 02/25/2035(A)	2,294	355
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.512%, 05/25/2035(A)	847	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.961%, 09/25/2030(A)	5,727	415
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.331%, 07/25/2035(A)	240	34
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.758%, 09/25/2027(A)	7,968	305
FHLMC STACR Debt Notes, Ser 2016-DNA1, Cl M3
5.653%, VAR ICE LIBOR USD 1 Month + 5.550%, 07/25/2028	205	214
FHLMC STACR Debt Notes, Ser 2017-DNA3, Cl M2
2.603%, VAR ICE LIBOR USD 1 Month + 2.500%, 03/25/2030	248	253
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.550%, VAR SOFR30A + 1.500%, 10/25/2041(B)	230	230
FHLMC, Ser 2014-334, Cl S7, IO
5.990%, 08/15/2044(A)	28	5
FHLMC, Ser 2016-353, Cl S1, IO
5.890%, 12/15/2046(A)	86	14
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	39	40
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050(A)	150	19
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050(A)	267	39
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050(A)	93	14

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050(A)	$92	$12
FNMA
7.000%, 11/01/2037 to 11/01/2038	21	23
6.500%, 01/01/2038 to 05/01/2040	124	144
6.000%, 07/01/2037 to 07/01/2041	84	97
5.500%, 02/01/2035	76	86
5.000%, 11/01/2025 to 12/01/2049	2,417	2,681
4.500%, 02/01/2035 to 08/01/2058	5,877	6,402
4.000%, 06/01/2025 to 06/01/2057	10,083	10,907
3.500%, 04/01/2033 to 03/01/2057	11,262	12,008
3.000%, 07/01/2035 to 04/01/2051	15,785	16,535
2.790%, 08/01/2029	200	214
2.500%, 03/01/2035 to 11/01/2051	10,573	10,905
2.393%, 01/01/2036(A)	22	22
2.260%, 04/01/2030	97	101
2.039%, VAR ICE LIBOR USD 12 Month + 1.700%, 03/01/2036	19	19
2.000%, 07/01/2031 to 11/01/2051	10,410	10,465
1.749%, VAR ICE LIBOR USD 12 Month + 1.428%, 05/01/2043	149	155
1.500%, 12/01/2035	91	92
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	339	383
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027(A)	195	10
FNMA CMO, Ser 2014-47, Cl AI, IO
1.611%, 08/25/2044(A)	70	4
FNMA CMO, Ser 2015-55, Cl IO, IO
1.394%, 08/25/2055(A)	19	1
FNMA CMO, Ser 2015-56, Cl AS, IO
6.048%, 08/25/2045(A)	38	7
FNMA Connecticut Avenue Securities Trust, Ser 2014-C04, Cl 1M2
5.003%, VAR ICE LIBOR USD 1 Month + 4.900%, 11/25/2024	112	116
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
1.700%, VAR SOFR30A + 1.650%, 12/25/2041(B)	440	441
FNMA TBA
3.500%, 02/25/2041	1,100	1,156
3.000%, 02/15/2045 to 01/15/2051	1,000	1,036
2.500%, 01/15/2051 to 02/15/2051	4,600	4,691
2.000%, 01/15/2051 to 02/15/2051	2,400	2,392
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	100	113
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027(A)	5	–
FNMA, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042(A)	11	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-124, Cl SB, IO
5.848%, 12/25/2043(A)	$30	$5
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032(A)	7	–
FNMA, Ser 2013-54, Cl BS, IO
6.048%, 06/25/2043(A)	26	5
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032(A)	43	3
FNMA, Ser 2017-76, Cl SB, IO
5.998%, 10/25/2057(A)	158	29
FNMA, Ser 2017-85, Cl SC, IO
6.098%, 11/25/2047(A)	80	14
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	84	88
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	103	95
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050(A)	87	13
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051(A)	189	27
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049(A)	590	79
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.346%, 02/25/2028(A)	538	556
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	872	908
GNMA
5.500%, 02/20/2037 to 01/15/2039	73	83
5.000%, 12/20/2038 to 10/20/2047	449	502
4.600%, 09/15/2034	1,191	1,350
4.500%, 05/20/2040 to 12/20/2050	2,021	2,194
4.000%, 01/15/2041 to 11/20/2049	1,758	1,895
3.500%, 06/20/2044 to 10/20/2050	1,734	1,832
3.000%, 09/15/2042 to 09/20/2051	991	1,032
2.500%, 02/20/2027 to 05/20/2051	1,730	1,792
2.000%, 12/20/2050 to 03/20/2051	426	430
GNMA CMO, Ser 2012-34, Cl SA, IO
5.946%, 03/20/2042(A)	22	4
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038(A)	2	–
GNMA CMO, Ser 2012-H18, Cl NA
0.601%, VAR ICE LIBOR USD 1 Month + 0.520%, 08/20/2062	97	97
GNMA CMO, Ser 2012-H30, Cl GA
0.431%, VAR ICE LIBOR USD 1 Month + 0.350%, 12/20/2062	489	489
GNMA CMO, Ser 2013-85, Cl IA, IO
0.271%, 03/16/2047(A)	899	9
GNMA CMO, Ser 2013-95, Cl IO, IO
0.525%, 04/16/2047(A)	988	17

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-H01, Cl TA
0.581%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/20/2063	$2	$2
GNMA CMO, Ser 2013-H08, Cl BF
0.481%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/20/2063	410	410
GNMA CMO, Ser 2014-105, Cl IO, IO
0.121%, 06/16/2054(A)	68	2
GNMA CMO, Ser 2014-186, Cl IO, IO
0.492%, 08/16/2054(A)	353	6
GNMA CMO, Ser 2015-H20, Cl FA
0.551%, VAR ICE LIBOR USD 1 Month + 0.470%, 08/20/2065	216	216
GNMA TBA
3.000%, 01/15/2043	400	414
GNMA, Ser 2013-107, Cl AD
2.768%, 11/16/2047(A)	52	53
GNMA, Ser 2013-H21, Cl FB
0.781%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/20/2063	307	309
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045(A)	57	9
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	8	8
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050(A)	91	12
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050(A)	90	12
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050(A)	93	13
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050(A)	185	24
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050(A)	456	47
GNMA, Ser 2020-H04, Cl FP
0.581%, VAR ICE LIBOR USD 1 Month + 0.500%, 06/20/2069	155	156
GNMA, Ser 2020-H09, Cl FL
1.254%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	83	86
GNMA, Ser 2020-H13, Cl FA
0.554%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/20/2070	490	492
GNMA, Ser 2020-H13, Cl FM
0.504%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/20/2070	302	302

		124,509
Non-Agency Mortgage-Backed Obligations — 8.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.880%, 09/15/2034(B)	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
1.760%, VAR ICE LIBOR USD 1 Month + 1.650%, 12/15/2036(B)	$410	$404
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	644	658
BBCMS Mortgage Trust, Ser 2021-C9, Cl A5
2.299%, 02/15/2054	563	563
Benchmark Mortgage Trust, Ser 2019-B12, Cl A5
3.116%, 08/15/2052	703	748
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	481	506
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	612
BPR Trust, Ser 2021-TY, Cl B
1.260%, VAR ICE LIBOR USD 1 Month + 1.150%, 09/15/2038(B)	370	369
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	72	72
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.030%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)	922	922
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.810%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)	635	633
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
0.799%, VAR ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)	120	119
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046(B)	90	89
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(B)	227	229
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	190	194
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	105
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	849
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	700	710
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045(B)	590	599

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	$20	$21
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.072%, 10/10/2046(A)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	99	101
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(B)	334	336
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(B)	470	461
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	353	358
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	233	230
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	172	169
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	145	144
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(B)	310	312
CSMC Trust, Ser 2021-RPL3, Cl M3
3.877%, 01/25/2060(A)(B)	120	129
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(B)	171	171
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(B)	15	15
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
2.860%, VAR ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(B)	412	335
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
1.660%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(B)	595	540
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	80	83
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	540
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	980	1,016
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	536
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	198	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.962%, 10/25/2050(A)(B)	$346	$350
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
0.844%, VAR ICE LIBOR USD 1 Month + 0.740%, 06/20/2035	169	169
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(A)	210	220
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047(A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.553%, 09/15/2047(A)	80	78
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	610
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	537	570
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	817	819
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047(B)	380	385
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
1.619%, 05/15/2028(A)(B)	115	99
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-NYAH, Cl D
1.650%, VAR ICE LIBOR USD 1 Month + 1.540%, 06/15/2038(B)	520	517
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.339%, 05/25/2045(A)(B)	40	40
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	128	130
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	86	86
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/01/2051(A)(B)	733	732
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.188%, 08/15/2034(A)(B)	220	223
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	361	365

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	$1,377	$1,382
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	726
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	504
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	544
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	648
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	732	783
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.510%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(B)	320	316
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	410	425
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(B)	410	404
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	247
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(B)	217	224
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	215	230
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	215	231
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	155	155
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(B)	237	242
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	96	95
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	149	148
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	340	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	$281	$278
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	184	181
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	272	271
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	242	239
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	160	160
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(A)(B)	591	597
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(B)	140	140
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(B)	140	140
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	197	197
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	656	681
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	556	578
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	748	781
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	943	973
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	364	367
Sequoia Mortgage Trust, Ser 2020-4, Cl A2
2.500%, 11/25/2050(A)(B)	9	9
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	120	120
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(B)	100	103
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	522
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	116
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	631	633

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.268%, 05/10/2063(A)(B)	$310	$1
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	126	131
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.281%, 06/15/2045(A)(B)	738	1
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	163
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.175%, 05/15/2045(A)(B)	993	11
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.561%, 10/15/2057(A)	974	13
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.387%, 10/15/2057(A)	270	285

		35,000
Total Mortgage-Backed Securities
(Cost $159,471) ($ Thousands)		159,509

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bill
0.047%, 03/17/2022 (C)	952	952
U.S. Treasury Bonds
2.875%, 05/15/2049	170	205
2.375%, 05/15/2051	1,190	1,314
2.250%, 08/15/2049	280	300
2.000%, 11/15/2041	1,880	1,901
2.000%, 02/15/2050	850	863
2.000%, 08/15/2051	990	1,009
1.875%, 02/15/2041	1,544	1,528
1.875%, 02/15/2051	3,230	3,196
1.875%, 11/15/2051	940	933
1.750%, 08/15/2041	640	621
1.625%, 11/15/2050	1,400	1,304
1.375%, 11/15/2040	880	802
1.375%, 08/15/2050	3,760	3,294
1.250%, 05/15/2050	3,970	3,371
1.125%, 08/15/2040	1,060	926
U.S. Treasury Inflation-Protected Securities
0.125%, 10/15/2024	1,875	2,002
0.125%, 01/15/2030	960	1,066
U.S. Treasury Notes
1.625%, 05/15/2031	2,080	2,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.375%, 10/31/2028	$780	$777
1.375%, 12/31/2028	1,640	1,633
1.375%, 11/15/2031	150	148
1.250%, 11/30/2026	4,560	4,557
1.250%, 12/31/2026	1,310	1,309
1.250%, 03/31/2028	1,280	1,269
1.250%, 04/30/2028	3,590	3,557
1.250%, 05/31/2028	1,700	1,683
1.250%, 06/30/2028	140	139
1.250%, 09/30/2028	1,610	1,591
1.250%, 08/15/2031	3,529	3,450
1.125%, 10/31/2026	2,860	2,841
1.125%, 08/31/2028	1,790	1,755
1.125%, 02/15/2031	5,251	5,096
0.750%, 04/30/2026	7,028	6,889
0.750%, 05/31/2026	14,130	13,840
0.750%, 01/31/2028	2,800	2,696
0.625%, 07/31/2026	25,529	24,824
0.625%, 11/30/2027	1,410	1,350
0.625%, 12/31/2027	1,760	1,684
0.375%, 04/15/2024	648	641
0.375%, 04/30/2025	20	20
0.375%, 11/30/2025	290	281
0.375%, 01/31/2026	3,209	3,104
0.250%, 05/15/2024	260	256
0.250%, 05/31/2025	8,800	8,560
0.250%, 06/30/2025	260	253
0.250%, 08/31/2025	730	707
0.250%, 09/30/2025	10	10
0.125%, 08/31/2022	970	969
0.125%, 04/30/2023	432	430

Total U.S. Treasury Obligations
(Cost $125,770) ($ Thousands)		124,012

CORPORATE OBLIGATIONS — 26.2%
Communication Services — 2.5%
Alphabet
2.050%, 08/15/2050	70	62
1.100%, 08/15/2030	40	38
0.800%, 08/15/2027	30	29
0.450%, 08/15/2025	20	20
AT&T
4.250%, 03/01/2027	150	166
3.994%, 11/27/2022 (B)(C)	2,000	1,987
3.000%, 06/30/2022	10	10
2.550%, 12/01/2033	472	462
2.300%, 06/01/2027	120	122
1.650%, 02/01/2028	400	391
Charter Communications Operating
5.050%, 03/30/2029	220	252

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.908%, 07/23/2025	$490	$540
4.800%, 03/01/2050	40	45
3.750%, 02/15/2028	200	214
Comcast
4.150%, 10/15/2028	80	91
3.950%, 10/15/2025	210	229
3.750%, 04/01/2040	20	22
3.450%, 02/01/2050	40	43
3.400%, 04/01/2030	140	153
3.300%, 04/01/2027	30	32
3.250%, 11/01/2039	30	32
3.150%, 03/01/2026	30	32
2.937%, 11/01/2056 (B)	27	26
2.800%, 01/15/2051	30	29
Fox
4.709%, 01/25/2029	30	34
Prosus MTN
3.061%, 07/13/2031 (B)	410	400
TCI Communications
7.875%, 02/15/2026	240	299
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	265
T-Mobile USA
3.875%, 04/15/2030	170	186
3.750%, 04/15/2027	20	22
3.500%, 04/15/2025	369	391
2.550%, 02/15/2031	190	189
2.050%, 02/15/2028	20	20
Verizon Communications
4.862%, 08/21/2046	40	51
4.329%, 09/21/2028	435	494
4.125%, 08/15/2046	40	46
4.000%, 03/22/2050	40	46
3.875%, 02/08/2029	30	33
3.850%, 11/01/2042	10	11
3.000%, 03/22/2027	120	127
2.650%, 11/20/2040	300	285
2.550%, 03/21/2031	1,414	1,427
2.355%, 03/15/2032 (B)	983	969
2.100%, 03/22/2028	90	90
Viacom CBS
3.875%, 04/01/2024	20	21
Walt Disney
3.350%, 03/24/2025	223	237
3.000%, 09/15/2022	30	30

		10,700

Consumer Discretionary — 1.1%
Amazon.com
4.250%, 08/22/2057	10	13
3.150%, 08/22/2027	470	508
1.200%, 06/03/2027	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
0.875%, 07/07/2023	$846	$846
Dollar General
3.250%, 04/15/2023	10	10
Ferguson Finance
4.500%, 10/24/2028 (B)	459	517
3.250%, 06/02/2030 (B)	851	894
General Motors Financial
3.700%, 05/09/2023	190	196
Home Depot
3.900%, 12/06/2028	10	11
3.900%, 06/15/2047	10	12
3.350%, 04/15/2050	50	55
3.300%, 04/15/2040	40	43
2.500%, 04/15/2027	450	469
Lowe's
4.500%, 04/15/2030	30	35
1.700%, 09/15/2028	80	78
McDonald's MTN
4.200%, 04/01/2050	70	85
3.800%, 04/01/2028	280	308
3.700%, 01/30/2026	10	11
3.625%, 09/01/2049	10	11
3.500%, 03/01/2027	20	22
3.500%, 07/01/2027	10	11
3.350%, 04/01/2023	280	288
3.300%, 07/01/2025	50	53
1.450%, 09/01/2025	10	10
Newell Brands
4.350%, 04/01/2023	53	55
NIKE
3.375%, 03/27/2050	30	34
2.750%, 03/27/2027	40	42
2.400%, 03/27/2025	40	41
Target
2.250%, 04/15/2025	80	82
Toyota Motor
1.339%, 03/25/2026	210	209

		4,969

Consumer Staples — 0.5%
Cargill
1.375%, 07/23/2023 (B)	70	71
Coca-Cola
3.375%, 03/25/2027	30	32
2.600%, 06/01/2050	10	10
1.450%, 06/01/2027	80	80
Costco Wholesale
1.600%, 04/20/2030	90	87
1.375%, 06/20/2027	120	119
Hershey
0.900%, 06/01/2025	20	20

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kimberly-Clark
3.100%, 03/26/2030	$20	$22
Kroger
7.700%, 06/01/2029	565	767
Mars
3.200%, 04/01/2030 (B)	30	32
2.700%, 04/01/2025 (B)	60	62
Mondelez International
1.500%, 05/04/2025	180	180
PepsiCo
2.750%, 03/05/2022	80	80
2.625%, 03/19/2027	10	10
2.250%, 03/19/2025	331	342
1.625%, 05/01/2030	70	68
0.750%, 05/01/2023	80	80
Procter & Gamble
3.000%, 03/25/2030	40	44
2.800%, 03/25/2027	10	11
Walmart
1.800%, 09/22/2031	160	158

		2,275

Energy — 3.0%
Apache
3.250%, 04/15/2022	616	615
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	155
BP Capital Markets America
3.790%, 02/06/2024	80	84
3.633%, 04/06/2030	50	55
3.410%, 02/11/2026	90	96
3.119%, 05/04/2026	170	180
BP Capital Markets PLC
3.535%, 11/04/2024	20	21
Cameron LNG
2.902%, 07/15/2031 (B)	60	62
Chevron
1.995%, 05/11/2027	40	41
1.554%, 05/11/2025	70	71
Chevron USA
3.850%, 01/15/2028	30	33
3.250%, 10/15/2029	80	86
ConocoPhillips
4.300%, 08/15/2028 (B)	30	34
3.750%, 10/01/2027 (B)	160	175
Continental Resources
5.750%, 01/15/2031 (B)	10	12
4.375%, 01/15/2028	120	130
3.800%, 06/01/2024	190	198
Coterra Energy
4.375%, 06/01/2024 (B)	160	169
4.375%, 03/15/2029 (B)	300	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2027 (B)	$160	$172
Devon Energy
5.850%, 12/15/2025	210	240
5.250%, 10/15/2027 (B)	64	67
5.000%, 06/15/2045	70	85
4.500%, 01/15/2030 (B)	32	34
Diamondback Energy
3.500%, 12/01/2029	20	21
3.250%, 12/01/2026	30	32
3.125%, 03/24/2031	40	41
2.875%, 12/01/2024	290	301
Ecopetrol
5.375%, 06/26/2026	140	147
Energy Transfer
4.950%, 06/15/2028	10	11
4.500%, 11/01/2023	60	63
3.750%, 05/15/2030	220	233
2.900%, 05/15/2025	140	145
Enterprise Products Operating
4.800%, 02/01/2049	30	36
4.200%, 01/31/2050	10	11
4.150%, 10/16/2028	140	157
3.950%, 02/15/2027	150	164
3.950%, 01/31/2060	10	11
3.900%, 02/15/2024	457	480
3.700%, 01/31/2051	80	84
3.125%, 07/31/2029	210	223
2.800%, 01/31/2030	230	240
EOG Resources
4.375%, 04/15/2030	190	220
4.150%, 01/15/2026	160	175
Exxon Mobil
4.327%, 03/19/2050	30	37
3.043%, 03/01/2026	150	159
2.992%, 03/19/2025	270	284
2.610%, 10/15/2030	100	104
1.571%, 04/15/2023	10	10
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	466
Kinder Morgan
5.550%, 06/01/2045	20	25
4.300%, 06/01/2025	60	65
Lukoil Capital DAC
3.600%, 10/26/2031 (B)	230	224
2.800%, 04/26/2027 (B)	200	197
MidAmerican Energy
3.650%, 04/15/2029	140	154
MPLX
5.200%, 03/01/2047	30	37
5.200%, 12/01/2047	50	61
4.800%, 02/15/2029	50	57
4.125%, 03/01/2027	110	120

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/15/2028	$40	$43
Occidental Petroleum
5.550%, 03/15/2026	170	189
4.777%, 10/10/2036 (C)	1,641	931
3.400%, 04/15/2026	80	82
3.200%, 08/15/2026	130	134
3.000%, 02/15/2027	130	132
Petrobras Global Finance BV
6.850%, 06/05/2115	150	149
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	417
Phillips 66
3.700%, 04/06/2023	582	602
Pioneer Natural Resources
2.150%, 01/15/2031	40	39
1.900%, 08/15/2030	70	66
1.125%, 01/15/2026	50	49
0.750%, 01/15/2024	120	118
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	493
Shell International Finance BV
3.250%, 05/11/2025	150	159
3.250%, 04/06/2050	110	117
2.875%, 05/10/2026	90	96
2.750%, 04/06/2030	40	42
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	310
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	163
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	105
Western Midstream Operating
5.300%, 02/01/2030	20	22
4.350%, 02/01/2025	30	31
1.972%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/13/2023	20	20
Williams
5.100%, 09/15/2045	70	86
4.900%, 01/15/2045	90	108
3.750%, 06/15/2027	390	421
3.500%, 11/15/2030	20	21

		13,090

Financials — 9.9%
American Express
2.650%, 12/02/2022	264	269
American International Group
2.500%, 06/30/2025	40	41
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	169
1.950%, 01/30/2026 (B)	567	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
3.125%, 02/23/2023	$200	$204
2.746%, 05/28/2025	200	207
1.241%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/12/2023	200	202
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	234	250
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	258	263
2.592%, VAR United States Secured Overnight Financing Rate + 2.150%, 04/29/2031	380	384
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	240	241
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	2,006	1,991
Bank of America MTN
4.250%, 10/22/2026	10	11
4.200%, 08/26/2024	210	225
4.125%, 01/22/2024	370	393
4.100%, 07/24/2023	280	294
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	40	48
4.000%, 04/01/2024	440	468
4.000%, 01/22/2025	80	85
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	80	88
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	210	226
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	80	82
3.500%, 04/19/2026	130	140
3.300%, 01/11/2023	60	62
Bank of Montreal MTN
1.850%, 05/01/2025	130	132
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	852
1.600%, 04/24/2025	40	40
Bank of Nova Scotia
1.300%, 06/11/2025	70	70
Barclays Bank
1.700%, 05/12/2022	200	201
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	549
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (B)	200	233
4.705%, VAR ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)	270	287
4.400%, 08/14/2028 (B)	200	224

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.871%, VAR United States Secured Overnight Financing Rate + 1.387%, 04/19/2032 (B)	$200	$203
1.675%, VAR United States Secured Overnight Financing Rate + 0.912%, 06/30/2027 (B)	290	285
BPCE MTN
3.000%, 05/22/2022 (B)	640	646
Capital One Financial
3.300%, 10/30/2024	480	505
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (B)	716	765
Charles Schwab
3.850%, 05/21/2025	110	118
Citigroup
8.125%, 07/15/2039	12	20
5.500%, 09/13/2025	450	509
5.300%, 05/06/2044	31	40
4.650%, 07/30/2045	28	35
4.450%, 09/29/2027	120	134
4.412%, VAR United States Secured Overnight Financing Rate + 3.914%, 03/31/2031	100	114
4.400%, 06/10/2025	160	174
4.300%, 11/20/2026	40	44
4.125%, 07/25/2028	40	44
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	240	265
4.050%, 07/30/2022	40	41
3.668%, VAR ICE LIBOR USD 3 Month + 1.390%, 07/24/2028	340	367
3.500%, 05/15/2023	100	103
3.400%, 05/01/2026	354	380
3.200%, 10/21/2026	287	304
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	150	157
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	200	202
2.520%, VAR United States Secured Overnight Financing Rate + 1.177%, 11/03/2032	110	110
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	903	913
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	542
3.875%, 09/26/2023 (B)	595	624
Credit Agricole MTN
1.907%, VAR United States Secured Overnight Financing Rate + 1.676%, 06/16/2026 (B)	250	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (B)	$250	$276
Credit Suisse NY
2.950%, 04/09/2025	250	262
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	50
Danske Bank
5.000%, 01/12/2022 (B)	200	200
1.226%, 06/22/2024 (B)	200	200
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	667
Goldman Sachs Group
4.250%, 10/21/2025	190	207
4.223%, VAR ICE LIBOR USD 3 Month + 1.301%, 05/01/2029	650	722
3.691%, VAR ICE LIBOR USD 3 Month + 1.510%, 06/05/2028	400	431
3.500%, 04/01/2025	80	85
3.500%, 11/16/2026	90	96
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	110	111
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	445
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	200	224
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	205
3.125%, 07/14/2022 (B)	200	202
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	214
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month + 1.330%, 12/05/2029	200	227
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	773	865
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	230	242
4.005%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/23/2029	100	110
3.875%, 09/10/2024	290	308
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	110	111
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	190	192

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.083%, VAR United States Secured Overnight Financing Rate + 1.850%, 04/22/2026	$130	$132
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	210	212
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,262
Lincoln National
3.400%, 01/15/2031	451	484
Lloyds Banking Group
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	434	436
1.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 06/15/2023	360	361
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,217
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (B)	495	513
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	220
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	534
Moody's
2.000%, 08/19/2031	1,000	972
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	150	163
3.750%, 02/25/2023	1,110	1,148
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	475	518
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	200	205
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	400	408
NatWest Group
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/2024	290	303
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	200	212
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	59
ORIX
4.050%, 01/16/2024	365	385
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	1,005
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.600%, 04/17/2023	$120	$121
1.150%, 06/10/2025	70	69
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	200
Standard Chartered
0.991%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.780%, 01/12/2025 (B)	670	662
State Street
3.152%, VAR United States Secured Overnight Financing Rate + 2.650%, 03/30/2031	50	54
Swedbank
1.538%, 11/16/2026 (B)	400	397
1.300%, 06/02/2023 (B)	200	201
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	918	910
0.750%, 06/12/2023	130	130
Truist Financial MTN
1.267%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	686	673
UBS
1.750%, 04/21/2022 (B)	200	200
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	692
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	277
3.491%, 05/23/2023 (B)	390	394
US Bancorp
3.375%, 02/05/2024	540	566
1.450%, 05/12/2025	160	161
USAA Capital
2.125%, 05/01/2030 (B)	150	150
Wells Fargo
3.000%, 10/23/2026	190	200
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	130	132
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	380	519
4.900%, 11/17/2045	30	38
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	220	256
4.300%, 07/22/2027	200	223
3.750%, 01/24/2024	540	567
3.450%, 02/13/2023	120	123

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	$100	$104
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	290	295
1.654%, VAR United States Secured Overnight Financing Rate + 1.600%, 06/02/2024	160	161

		43,305

Health Care — 2.4%
Abbott Laboratories
3.400%, 11/30/2023	175	183
AbbVie
4.250%, 11/21/2049	30	36
3.800%, 03/15/2025	40	43
3.750%, 11/14/2023	20	21
3.600%, 05/14/2025	10	10
3.450%, 03/15/2022	120	120
3.200%, 11/21/2029	100	107
2.950%, 11/21/2026	20	21
2.600%, 11/21/2024	140	145
2.300%, 11/21/2022	1,046	1,061
Adventist Health System
2.433%, 09/01/2024	431	437
Aetna
2.800%, 06/15/2023	20	20
Anthem
3.125%, 05/15/2022	340	343
Becton Dickinson
4.685%, 12/15/2044	40	50
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	195
Bristol-Myers Squibb
3.875%, 08/15/2025	71	77
3.550%, 08/15/2022	60	61
3.400%, 07/26/2029	50	55
3.200%, 06/15/2026	120	129
2.900%, 07/26/2024	154	161
2.600%, 05/16/2022	80	81
Cigna
4.375%, 10/15/2028	400	455
4.125%, 11/15/2025	200	219
3.750%, 07/15/2023	16	17
3.500%, 06/15/2024	160	168
1.250%, 03/15/2026	725	714
CommonSpirit Health
4.200%, 08/01/2023	473	495
CVS Health
5.050%, 03/25/2048	60	78
4.300%, 03/25/2028	164	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 07/20/2025	$95	$102
3.625%, 04/01/2027	180	195
2.125%, 09/15/2031	150	147
1.750%, 08/21/2030	200	191
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,024	1,268
5.773%, 01/10/2033 (B)	366	426
Eli Lilly
2.350%, 05/15/2022	170	171
Gilead Sciences
2.500%, 09/01/2023	50	51
Humana
4.500%, 04/01/2025	10	11
3.150%, 12/01/2022	240	244
2.900%, 12/15/2022	290	296
Johnson & Johnson
0.950%, 09/01/2027	100	98
0.550%, 09/01/2025	50	49
Merck
1.900%, 12/10/2028	430	432
1.450%, 06/24/2030	50	48
0.750%, 02/24/2026	80	78
Pfizer
2.625%, 04/01/2030	100	105
1.700%, 05/28/2030	50	49
0.800%, 05/28/2025	110	109
SSM Health Care
3.688%, 06/01/2023	644	663
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
UnitedHealth Group
4.450%, 12/15/2048	10	13
4.250%, 06/15/2048	10	12
3.875%, 12/15/2028	30	34
3.750%, 07/15/2025	30	32
3.500%, 06/15/2023	20	21
2.375%, 10/15/2022	10	10
2.000%, 05/15/2030	30	30
1.250%, 01/15/2026	20	20

		10,628

Industrials — 1.8%
3M
3.700%, 04/15/2050	150	176
2.375%, 08/26/2029	30	31
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,243
2.450%, 10/29/2026	190	192
Air Lease
3.375%, 07/01/2025	100	104
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	13

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
2.450%, 12/02/2031	$330	$337
Carlisle
2.200%, 03/01/2032	634	611
Carrier Global
2.700%, 02/15/2031	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	546	566
Deere
3.750%, 04/15/2050	30	35
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	486	511
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	642
Eaton
2.750%, 11/02/2022	450	458
Honeywell International
1.350%, 06/01/2025	50	50
International Lease Finance
5.875%, 08/15/2022	400	412
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	965	1,014
Republic Services
3.200%, 03/15/2025	180	189
Ryder System MTN
3.350%, 09/01/2025	836	883
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	208
Union Pacific
3.750%, 07/15/2025	20	22
2.891%, 04/06/2036	20	21

		7,739

Information Technology — 1.3%
Adobe
2.300%, 02/01/2030	210	215
Apple
3.350%, 02/09/2027	210	228
2.900%, 09/12/2027	110	117
2.450%, 08/04/2026	70	73
1.125%, 05/11/2025	130	130
Broadcom
4.150%, 11/15/2030	60	66
3.137%, 11/15/2035 (B)	420	422
Intel
4.750%, 03/25/2050	10	13
3.700%, 07/29/2025	30	32
1.600%, 08/12/2028	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Juniper Networks
1.200%, 12/10/2025	$570	$560
Mastercard
3.850%, 03/26/2050	10	12
3.375%, 04/01/2024	60	63
Micron Technology
2.703%, 04/15/2032	260	260
Microsoft
3.300%, 02/06/2027	210	229
2.400%, 02/06/2022	150	150
NVIDIA
3.700%, 04/01/2060	90	108
3.500%, 04/01/2040	130	146
3.500%, 04/01/2050	290	331
2.850%, 04/01/2030	90	96
NXP BV
4.625%, 06/01/2023 (B)	479	501
2.700%, 05/01/2025 (B)	40	41
Oracle
2.875%, 03/25/2031	30	30
2.500%, 10/15/2022	130	132
1.650%, 03/25/2026	150	149
PayPal Holdings
1.650%, 06/01/2025	60	61
1.350%, 06/01/2023	70	71
salesforce.com
3.700%, 04/11/2028	150	166
3.250%, 04/11/2023	70	72
1.500%, 07/15/2028	510	504
Texas Instruments
1.750%, 05/04/2030	40	39
TSMC Arizona
2.500%, 10/25/2031	250	253
1.750%, 10/25/2026	230	230
Visa
4.300%, 12/14/2045	10	13
3.150%, 12/14/2025	110	117
1.900%, 04/15/2027	60	61

		5,740

Materials — 1.0%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	210
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	217
2.625%, 04/28/2028 (B)	230	231
Glencore Funding
4.125%, 05/30/2023 (B)	890	926
4.125%, 03/12/2024 (B)	60	63
1.625%, 04/27/2026 (B)	90	88

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
3.150%, 01/15/2051	$420	$391
Nutrien
1.900%, 05/13/2023	501	507
OCP
4.500%, 10/22/2025 (B)	400	422
Orbia Advance
2.875%, 05/11/2031 (B)	200	197
Southern Copper
3.500%, 11/08/2022	130	133
Suzano Austria GmbH
3.125%, 01/15/2032	510	493
Vale Overseas
6.875%, 11/21/2036	148	197
6.250%, 08/10/2026	240	278

		4,363

Real Estate — 1.0%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	851
Digital Realty Trust
3.600%, 07/01/2029	815	882
ERP Operating
1.850%, 08/01/2031	1,066	1,035
Healthpeak Properties
2.125%, 12/01/2028	769	770
Spirit Realty
2.100%, 03/15/2028	583	567

		4,105

Utilities — 1.7%
Aquarion
4.000%, 08/15/2024 (B)	227	239
Commonwealth Edison
3.700%, 08/15/2028	468	513
Duke Energy
2.400%, 08/15/2022	150	152
Duke Energy Florida
3.200%, 01/15/2027	440	468
Exelon
5.625%, 06/15/2035	343	436
FirstEnergy
4.750%, 03/15/2023	380	395
3.350%, 07/15/2022	330	331
1.600%, 01/15/2026	30	29
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,105
Northern States Power
7.125%, 07/01/2025	1,190	1,411
NSTAR Electric
1.950%, 08/15/2031	1,000	974

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
2.100%, 08/01/2027	$130	$126
1.750%, 06/16/2022	100	100
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	424
Public Service Enterprise Group
2.875%, 06/15/2024	713	738

		7,441

Total Corporate Obligations
(Cost $111,035) ($ Thousands)		114,355

ASSET-BACKED SECURITIES — 7.0%
Automotive — 0.6%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	445
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	310	304
Ford Credit Auto Owner Trust, Ser 2020-REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,121
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	160	158
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	298
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (B)	240	238
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (B)	210	208
		2,772

Home — 0.1%

Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.102%, VAR ICE LIBOR USD 1 Month + 3.000%, 07/25/2034 (B)	120	120
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.402%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (B)	170	157
		277

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 6.3%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	$1,646	$1,691
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
0.852%, VAR ICE LIBOR USD 1 Month + 0.750%, 09/25/2035	26	26
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	297	300
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.077%, VAR ICE LIBOR USD 1 Month + 0.975%, 02/28/2041	138	138
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	504	500
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
0.352%, VAR ICE LIBOR USD 1 Month + 0.250%, 06/25/2037	14	14
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.250%, VAR ICE LIBOR USD 1 Month + 0.140%, 07/15/2036	192	180
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,049	1,044
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	794	775
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	398	391
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.809%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (B)	1,276	1,276
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.032%, VAR ICE LIBOR USD 1 Month + 0.930%, 07/25/2035	166	165
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	–	–
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
0.957%, VAR ICE LIBOR USD 1 Month + 0.855%, 07/25/2034	366	361
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.453%, VAR ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (B)	374	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-6A, Cl A3
1.403%, VAR ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (B)	$550	$570
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	969	948
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (B)	693	691
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	299	301
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	597	586
RAAC Series Trust, Ser 2005-SP3, Cl M2
1.302%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/25/2035	161	162
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	353
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	1,014
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	153	160
SBA Small Business Investment, Ser 2021-10A, Cl 1
1.667%, 03/10/2031	553	557
SLC Student Loan Trust, Ser 2010-1, Cl A
1.053%, VAR ICE LIBOR USD 3 Month + 0.875%, 11/25/2042	185	186
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
0.493%, VAR ICE LIBOR USD 3 Month + 0.290%, 06/15/2039	199	194
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.403%, VAR ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)	110	111
SLM Student Loan Trust, Ser 2005-8, Cl A5
0.294%, VAR ICE LIBOR USD 3 Month + 0.170%, 01/25/2040	653	636
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.873%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)	100	100
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	380	376
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	170	170

New Covenant Funds / Semi-Annual Report / December 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	$460	$476
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	370	378
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	317	325
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
1.302%, VAR ICE LIBOR USD 1 Month + 1.200%, 08/25/2034	170	171
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	593	586
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
2.002%, VAR ICE LIBOR USD 1 Month + 1.900%, 05/25/2058 (B)	100	103
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	271	277
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	852	848
TRP - TRIP Rail Master Funding, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	285	284
TRP LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	496	491
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	178	187
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	160	170
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	117	120
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	520	550
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	617	637
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	573	591
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	312	323
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	362	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	$489	$511
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	966	1,041
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	53	55
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,599	1,571
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	981
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	313	324
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	1,021	998
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	263	262
Wind River CLO, Ser 2021-3A, Cl A
1.262%, VAR ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (B)	614	615
		27,611

Total Asset-Backed Securities
(Cost $30,614) ($ Thousands)		30,660

SOVEREIGN DEBT — 2.2%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(B)	690	700
Chile Government International Bond
3.100%, 05/07/2041	460	450
Colombia Government International Bond
5.625%, 02/26/2044	280	271
5.200%, 05/15/2049	310	285
3.125%, 04/15/2031	220	197
Indonesia Government International Bond MTN
5.125%, 01/15/2045(B)	200	249
3.850%, 07/18/2027(B)	200	219
3.750%, 04/25/2022	370	373
Kuwait International Government Bond
3.500%, 03/20/2027(B)	210	229
Mexico Government International Bond
4.000%, 10/02/2023	118	124
3.600%, 01/30/2025	380	403
Panama Government International Bond
6.700%, 01/26/2036	190	254
4.300%, 04/29/2053	300	322

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Peruvian Government International Bond
5.625%, 11/18/2050	$180	$253
3.550%, 03/10/2051	170	177
3.300%, 03/11/2041	340	340
Poland Government International Bond
4.000%, 01/22/2024	450	476
Province of Quebec Canada
2.625%, 02/13/2023	500	511
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,187
Qatar Government International Bond
3.250%, 06/02/2026	620	660
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	87	98
5.875%, 09/16/2043	400	544
5.625%, 04/04/2042	400	521
Uruguay Government International Bond
4.375%, 01/23/2031	580	668

Total Sovereign Debt
(Cost $8,988) ($ Thousands)		9,511

MUNICIPAL BONDS — 0.9%
California — 0.1%
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	534

Michigan — 0.2%
Michigan State, Finance Authority, RB
2.988%, 09/01/2049 (D)	755	783

Missouri — 0.2%
University of Missouri, System Facilities, RB
1.714%, 11/01/2025	725	733

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	128

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	665	716

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	745	838

Total Municipal Bonds
(Cost $3,618) ($ Thousands)		3,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FHLMC
2.375%, 01/13/2022	$1,090	$1,091

Total U.S. Government Agency Obligation
(Cost $1,090) ($ Thousands)		1,091

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,026,659	8,027

Total Cash Equivalent
(Cost $8,027) ($ Thousands)		8,027

Total Investments in Securities — 103.3%
(Cost $448,613) ($ Thousands)		$450,897

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (E)
(Cost $18) ($ Thousands)	34	$14

WRITTEN OPTIONS* — 0.0%
Total Written Options (E)
(Premiums Received $28) ($ Thousands)	(86)	$(19)

New Covenant Funds / Semi-Annual Report / December 31, 2021

A list of open options contracts held by the Fund at December 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
February 2022, U.S. 10-Year Bond *	22	$9	$130.00	1/22/2022	$9
February 2022, U.S. Bond Future *	4	3	159.00	1/22/2022	3

		12			12

Call Options
February 2022, U.S. 10-Year Bond Future *	6	3	132.00	1/22/2022	1
February 2022, U.S. Bond Future *	2	3	163.00	1/22/2022	1

		6			2

Total Purchased Options		$18			$14
WRITTEN OPTIONS — 0.0%
Put Options
February 2022, U.S. 10-Year Bond *	(11)	$(3)	129.50	01/22/22	$(3)
February 2022, U.S. 10-Year Bond Future *	(28)	(5)	129.00	01/22/22	(4)
February 2022, U.S. Bond Future *	(8)	(3)	157.00	01/22/22	(3)
February 2022, U.S. Bond Future *	(3)	(3)	160.00	01/22/22	(3)

		(14)			(13)

Call Options
February 2022, U.S. 10-Year Bond Future *	(8)	(1)	131.50	01/22/22	(1)
February 2022, U.S. 5-Year Bond *	(22)	(6)	121.50	01/22/22	(3)
February 2022, U.S. Bond Future *	(6)	(7)	164.00	01/22/22	(2)

		(14)			(6)

Total Written Options		$(28)			$(19)

†† Represents Cost

A list of the open futures contracts held by the Fund at December 31, 2021 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	41	Jun-2023	$10,172	$10,109	$(63)
90-Day Euro$	100	Dec-2022	24,828	24,739	(89)
90-Day Euro$	192	Dec-2023	47,470	47,237	(233)
U.S. 2-Year Treasury Note	99	Apr-2022	21,616	21,599	(17)
U.S. 5-Year Treasury Note	426	Apr-2022	51,453	51,536	83
Ultra 10-Year U.S. Treasury Note	75	Mar-2022	10,794	10,983	189
			166,333	166,203	(130)
Short Contracts
90-Day Euro$	(42)	Mar-2022	$(10,473)	$(10,464)	$9
U.S. 10-Year Treasury Note	(226)	Mar-2022	(29,337)	(29,486)	(149)
U.S. Long Treasury Bond	(259)	Mar-2022	(41,355)	(41,553)	(198)
U.S. Ultra Long Treasury Bond	(39)	Mar-2022	(7,547)	(7,688)	(141)
			(88,712)	(89,191)	(479)
			$77,621	$77,012	$(609)

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Income Fund (Concluded)

For the period ended December 31, 2021, the total amount of all open options and futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The options contracts and futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $436,672 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $67,739 ($ Thousands), representing 15.5% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Based Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser —Series
STACR — Structured Agency Credit Risk
SOFR30A — Secured Overnight Financing Rate 30-Day Average
TBA — To Be Announced
USD — United States Dollar
VAR — Variable Rate

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	159,509	–	159,509
U.S. Treasury Obligations	–	124,012	–	124,012
Corporate Obligations	–	114,355	–	114,355
Asset-Backed Securities	–	30,660	–	30,660
Sovereign Debt	–	9,511	–	9,511
Municipal Bonds	–	3,732	–	3,732
U.S. Government Agency Obligation	–	1,091	–	1,091
Cash Equivalent	8,027	–	–	8,027
Total Investments in Securities	8,027	442,870	–	450,897

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	14	–	–	14
Written Options	(19)	–	–	(19)
Futures Contracts*
Unrealized Appreciation	281	–	–	281
Unrealized Depreciation	(890)	–	–	(890)
Total Other Financial Instruments	(614)	–	–	(614)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,145	$107,804	$(108,922)	$—	$—	$8,027	8,026,659	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Balanced Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%
Equity Fund — 60.2%
New Covenant Growth Fund†	3,826,609	$235,910

Total Equity Fund
(Cost $106,472) ($ Thousands)		235,910
Fixed Income Fund — 38.6%
New Covenant Income Fund†	6,466,846	151,518

Total Fixed Income Fund
(Cost $150,250) ($ Thousands)		151,518

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,680,628	$4,681

Total Cash Equivalent
(Cost $4,681) ($ Thousands)		4,681

Total Investments in Securities — 100.0%
(Cost $261,403) ($ Thousands)		$392,109

Percentages are based on a Net Assets of $392,264 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of December 31, 2021.

Cl — Class

As of December 31, 2021, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
New Covenant Growth Fund	$227,402	$15,896	$(15,636)	$4,768	$3,480	$235,910	3,826,609	$1,097	$11,312
New Covenant Income Fund	142,305	14,127	(2,043)	(74)	(2,797)	151,518	6,466,846	1,119	349
SEI Daily Income Trust, Government Fund, Cl F	3,258	24,159	(22,736)	—	—	4,681	4,680,628	—	—
Totals	$372,965	$54,182	$(40,415)	$4,694	$683	$392,109		$2,216	$11,661

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

New Covenant Funds / Semi-Annual Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

New Covenant Balanced Income Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 63.9%
New Covenant Income Fund †	2,930,854	$68,670

Total Fixed Income Fund
(Cost $68,135) ($ Thousands)		68,670
Equity Fund — 35.1%
New Covenant Growth Fund †	611,493	37,699

Total Equity Fund
(Cost $17,875) ($ Thousands)		37,699

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%** †	1,084,212	$1,084

Total Cash Equivalent
(Cost $1,084) ($ Thousands)		1,084

Total Investments in Securities — 100.0%
(Cost $87,094) ($ Thousands)		$107,453

Percentages are based on Net Assets of $107,493 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2021.

Cl — Class

As of December 31, 2021, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
New Covenant Income Fund	$56,398	$13,479	$(20)	$—	$(1,187)	$68,670	2,930,854	$455	$160
New Covenant Growth Fund	31,375	7,084	(1,714)	849	105	37,699	611,493	162	1,819
SEI Daily Income Trust, Government Fund, Cl F	717	22,927	(22,560)	—	—	1,084	1,084,212	—	—
Totals	$88,490	$43,490	$(24,294)	$849	$(1,082)	$107,453		$617	$1,979

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ THOUSANDS)

December 31, 2021

	Growth Fund		Income Fund	Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$603,343		$442,870	$—		$—
Affiliated investments, at value††	7,634		8,027	392,109		107,453
Options purchased, at value †††	—		14	—		—
Cash and cash equivalents	3,258		13	—		—
Cash pledged as collateral for futures contracts	399		1,201	—		—
Dividends and interest receivable	386		1,800	187		85
Foreign tax reclaim receivable	85		30	—		—
Receivable for investment securities sold	—		3,019	—		—
Receivable for fund shares sold	—		4	42		57
Receivable for variation margin on futures contracts	—		64	—		—
Receivable from affiliate	—		52	—		—
Prepaid expenses	20		14	13		3
Total Assets	615,125		457,108	392,351		107,598
Liabilities:
Options written, at value †††	—		19	—		—
Investment advisory fees payable	122		105	—		—
Administration fees payable	99		71	27		10
Social witness and licensing fees payable	77		53	—		—
Shareholder servicing fees payable	51		37	—		—
Payable for variation margin on futures contracts	22		221	—		—
Payable for fund shares redeemed	7		106	15		32
Trustees' fees payable	2		2	1		—
CCO fees payable	1		—	—		—
Payable for investment securities purchased	—		19,244	—		—
Income distribution payable	—		491	—		—
Payable to affiliate	—		—	—		52
Accrued expense payable	72		87	44		11
Total Liabilities	453		20,436	87		105
Net Assets	$614,672		$436,672	$392,264		$107,493
† Cost of investments	$283,499		$440,586	$—		$—
†† Cost of affiliated investments	7,634		8,027	261,403		87,094
††† Cost (premiums received)	—		(10)	—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$295,152		$436,676	$260,786		$87,403
Total distributable earnings/(loss)	319,520		(4)	131,478		20,090
Net Assets	$614,672		$436,672	$392,264		$107,493
Net Asset Value, Offering and Redemption Price Per Share	$61.65		$23.43	$124.11		$23.45
	(614,672,449 ÷ 9,970,351 shares	)	(436,671,970 ÷ 18,640,207 shares )	(392,263,648 ÷ 3,160,607 shares	)	(107,492,816 ÷ 4,584,754 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

STATEMENTS OF OPERATIONS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2021

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,957	$—	$—	$—
Dividend income from affiliated registered investment company	—	—	2,216	617
Interest income	—	3,836	—	—
Less: foreign taxes withheld	—	(3)	—	—
Total Investment Income	3,957	3,833	2,216	617
Expenses:
Investment advisory fees	1,402	895	—	—
Administration fees	597	426	289	71
Social witness and licensing fees	447	320	—	—
Shareholder servicing fees	298	213	—	—
Trustee fees	6	4	4	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	47	34	30	7
Professional fees	26	19	17	4
Printing fees	24	17	16	4
Registration fees	18	13	11	3
Custodian fees	2	11	10	2
Other expenses	15	79	2	1
Total Expenses	2,883	2,032	380	93
Less:
Waiver of investment advisory fees	(712)	(306)	—	—
Waiver of administration fees	(19)	(16)	(126)	(21)
Net Expenses	2,152	1,710	254	72
Net Investment Income	1,805	2,123	1,962	545
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	11,235	984	—	—
Affiliated investments	—	—	4,694	849
Written and purchased options	—	147	—	—
Capital gain distributions received from affiliated investment	—	—	11,661	1,979
Futures contracts	843	(2,342)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,335	(5,783)	—	—
Affiliated investments	—	—	683	(1,082)
Written and purchased options	—	1	—	—
Futures contracts	13	753	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(1)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,230	$(4,117)	$19,000	$2,291
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the period ended December 31, 2021 (Unaudited) and the year ended June 30, 2021

	Growth Fund		Income Fund
	07/01/21 to 12/31/21	07/01/20 to 06/30/21	07/01/21 to 12/31/21	07/01/20 to 06/30/21
Operations:
Net investment income	$1,805	$3,593	$2,123	$4,621
Net realized gain (loss) from investments, affiliated investments, written and purchased options and futures contracts	12,078	24,975	(1,211)	6,298
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, written and purchased options and futures contracts	39,348	154,936	(5,029)	(7,003)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1)	4	—	—
Net increase (decrease) in net assets resulting from operations	53,230	183,508	(4,117)	3,916
Distributions:
Total distributions	(32,512)	(20,222)	(4,216)	(10,946)
Capital Share Transactions:
Proceeds from shares issued	19,561	21,553	42,988	103,097
Reinvestment of dividends & distributions	29,268	16,202	1,263	4,775
Cost of shares redeemed	(37,503)	(79,906)	(9,215)	(27,086)
Increase (decrease) in net assets derived from capital share transactions	11,326	(42,151)	35,036	80,786
Net increase in net assets	32,044	121,135	26,703	73,756
Net Assets:
Beginning of Period	582,628	461,493	409,969	336,213
End of Period	$614,672	$582,628	$436,672	$409,969
Share Transactions:
Shares issued	312	423	1,813	4,256
Shares issued in lieu of dividends and distributions	480	320	54	197
Shares redeemed	(613)	(1,576)	(388)	(1,117)
Increase (decrease) in net assets derived from share transactions	179	(833)	1,479	3,336
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the period ended December 31, 2021 (Unaudited) and the year ended June 30, 2021

	Balanced Growth Fund		Balanced Income Fund
	07/01/21 to 12/31/21	07/01/20 to 06/30/21	07/01/21 to 12/31/21	07/01/20 to 06/30/21
Operations:
Net investment income	$1,962	$3,428	$545	$1,065
Net realized gain from affiliated investments	4,694	6,296	849	3,247
Capital gain distributions received from affiliated investments	11,661	7,661	1,979	1,565
Net change in unrealized appreciation (depreciation) on affiliated investments	683	54,893	(1,082)	5,315
Net increase in net assets resulting from operations	19,000	72,278	2,291	11,192
Distributions:
Total distributions	(14,046)	(20,830)	(4,301)	(4,450)
Capital Share Transactions:
Proceeds from shares issued	22,031	28,734	21,811	7,845
Reinvestment of dividends & distributions	13,009	18,967	3,771	3,618
Cost of shares redeemed	(20,744)	(21,616)	(4,576)	(8,498)
Increase in net assets derived from capital share transactions	14,296	26,085	21,006	2,965
Net increase in net assets	19,250	77,533	18,996	9,707
Net Assets:
Beginning of Period	373,014	295,481	88,497	78,790
End of Period	$392,264	$373,014	$107,493	$88,497
Share Transactions:
Shares issued	177	249	903	341
Shares issued in lieu of dividends and distributions	106	168	161	158
Shares redeemed	(166)	(188)	(191)	(366)
Increase in net assets derived from share transactions	117	229	873	133
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2021 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Growth Fund
	2021@	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.51	$43.44	$42.86	$43.17	$40.15	$34.23
Investment Activities:
Net investment income(1)	0.19	0.36	0.51	0.50	0.46	0.27
Net realized and unrealized gains (losses) on securities and foreign currency transactions(1)	5.37	17.75	2.56	2.28	5.34	5.91
Total from investment activities	5.56	18.11	3.07	2.78	5.80	6.18
Dividends and Distributions from:
Net investment income	(0.29)	(0.40)	(0.50)	(0.50)	(0.39)	(0.26)
Net realized gains	(3.13)	(1.64)	(1.99)	(2.59)	(2.39)	–
Total dividends and distributions	(3.42)	(2.04)	(2.49)	(3.09)	(2.78)	(0.26)
Net Asset Value, End of Period	$61.65	$59.51	$43.44	$42.86	$43.17	$40.15
Total Return†	9.43%	42.58%	7.18%	7.21%	14.74%	18.12%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$614,672	$582,628	$461,493	$448,958	$428,674	$412,229
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.85%	0.87%	0.95%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.97%	0.99%	1.12%	1.12%	1.13%
Ratio of net investment income to average net assets	0.61%	0.69%	1.19%	1.19%	1.08%	0.73%
Portfolio turnover rate	1%	4%	19%	47%	24%	50%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2021. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2021 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Income Fund
	2021@	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.89	$24.32	$23.50	$22.62	$23.21	$23.58
Investment Activities:
Net investment income(1)	0.12	0.30	0.48	0.52	0.45	0.37
Net realized and unrealized gains (losses) on securities (1)	(0.35)	(0.02)	0.89	0.92	(0.57)	(0.31)
Total from investment activities	(0.23)	0.28	1.37	1.44	(0.12)	0.06
Dividends and Distributions from:
Net investment income	(0.18)	(0.43)	(0.55)	(0.56)	(0.47)	(0.43)
Net realized gains	(0.05)	(0.28)	–	–	–	–
Total dividends and distributions	(0.23)	(0.71)	(0.55)	(0.56)	(0.47)	(0.43)
Net Asset Value, End of Period	$23.43	$23.89	$24.32	$23.50	$22.62	$23.21
Total Return†	(0.95)%	1.13%	5.91%	6.46%	(0.54)%	0.27%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$436,672	$409,969	$336,213	$330,498	$318,955	$305,157
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.95%	0.96%	0.96%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.00%	1.22%	2.01%	2.29%	1.95%	1.58%
Portfolio turnover rate	44%	112%	144%	188%	210%	140%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2021. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2021 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Growth Fund
	2021@	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$122.54	$104.95	$103.45	$102.94	$96.48	$90.32
Investment Activities:
Net investment income(1)	0.64	1.18	1.53	1.58	1.23	0.94
Net realized and unrealized gains (losses) on securities (1)	5.55	23.76	6.09	5.21	6.86	8.44
Total from investment activities	6.19	24.94	7.62	6.79	8.09	9.38
Dividends and Distributions from:
Net investment income	(0.98)	(2.03)	(1.95)	(1.83)	(0.90)	(0.94)
Net realized gains	(3.64)	(5.32)	(4.17)	(4.45)	(0.73)	(2.28)
Total dividends and distributions	(4.62)	(7.35)	(6.12)	(6.28)	(1.63)	(3.22)
Net Asset Value, End of Period	$124.11	$122.54	$104.95	$103.45	$102.94	$96.48
Total Return†	5.10%	24.50%	7.57%	7.12%	8.45%	10.59%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$392,264	$373,014	$295,481	$293,822	$290,444	$285,970
Ratio of net expenses to average net assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.21%	0.21%	0.21%	0.21%	0.23%
Ratio of net investment income to average net assets	1.02%	1.02%	1.49%	1.56%	1.22%	1.01%
Portfolio turnover rate	5%	11%	22%	16%	11%	4%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2021 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Income Fund
	2021@	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.84	$22.01	$21.41	$21.23	$20.74	$20.06
Investment Activities:
Net investment income(1)	0.14	0.29	0.38	0.39	0.31	0.25
Net realized and unrealized gains (losses) on securities (1)	0.46	2.76	1.11	0.96	0.63	0.95
Total from investment activities	0.60	3.05	1.49	1.35	0.94	1.20
Dividends and Distributions from:
Net investment income	(0.24)	(0.49)	(0.40)	(0.42)	(0.29)	(0.25)
Net realized gains	(0.75)	(0.73)	(0.49)	(0.75)	(0.16)	(0.27)
Total dividends and distributions	(0.99)	(1.22)	(0.89)	(1.17)	(0.45)	(0.52)
Net Asset Value, End of Period	$23.45	$23.84	$22.01	$21.41	$21.23	$20.74
Total Return†	2.50%	14.24%	7.14%	6.76%	4.57%	6.11%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$107,493	$88,497	$78,790	$78,448	$77,329	$79,100
Ratio of net expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.19%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.21%	0.21%	0.20%	0.21%	0.23%
Ratio of net investment income to average net assets	1.15%	1.25%	1.76%	1.86%	1.48%	1.25%
Portfolio turnover rate	2%	15%	19%	11%	10%	5%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures cleared through a central clearing house (“centrally cleared futures”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures is provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets

New Covenant Funds / Semi-Annual Report / December 31, 2021

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2021, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, for- wards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These

New Covenant Funds / Semi-Annual Report / December 31, 2021

transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitation is 0.80% for the Income Fund. Effective May 13, 2019, the voluntary expense limitation is 0.72% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub- adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable

New Covenant Funds / Semi-Annual Report / December 31, 2021

to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2021, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $399 and $1,201 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2021.

For the period ended December 31, 2021, the Funds held derivatives throughout the period with only one type of risk exposure. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities, and Statements of Operations.

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2021, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$5,713	$5,713
Sales	—	25,393	25,393
Income Fund
Purchases	194,183	27,583	221,766
Sales	154,761	32,777	187,538
Balanced Growth Fund
Purchases	—	30,023	30,023
Sales	—	17,679	17,679
Balanced Income Fund
Purchases	—	20,563	20,563
Sales	—	1,733	1,733

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2021	$7,269	$12,953	$20,222	$20,222
	2020	5,915	19,117	25,032	25,032
Income Fund	2021	10,298	648	10,946	10,946
	2020	7,695	—	7,695	7,695
Balanced Growth Fund	2021	6,451	14,379	20,830	20,830
	2020	7,282	9,767	17,049	17,049
Balanced Income Fund	2021	2,013	2,437	4,450	4,450
	2020	1,809	1,370	3,179	3,179

New Covenant Funds / Semi-Annual Report / December 31, 2021

As of June 30, 2021, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$3,584	$16,187	$—	$—	$279,027	$4	$298,802
Income Fund	933	650	—	—	8,053	(1,307)	8,329
Balanced Growth Fund	1,092	7,728	—	—	117,706	(2)	126,524
Balanced Income Fund	304	2,334	—	—	19,461	1	22,100

For Federal income tax purposes, the cost of securities owned at June 30, 2021, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2021 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$291,133	$334,479	$(14,635)	$319,844
Income Fund	448,613	7,326	(5,042)	2,284
Balanced Growth Fund	261,403	130,706	—	130,706
Balanced Income Fund	87,094	20,359	—	20,359

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of Fund assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii)

New Covenant Funds / Semi-Annual Report / December 31, 2021

governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers various social- witness principles and other socially responsible investing principles in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by

New Covenant Funds / Semi-Annual Report / December 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2021

the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2021, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	3	76.55%
Income Fund	3	84.68%
Balanced Growth Fund	1	0.00%
Balanced Income Fund	2	17.29%

9. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2021.

New Covenant Funds / Semi-Annual Report / December 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2021

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2021 to December 31, 2021).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,094.30	0.72%	$3.80
Hypothetical 5% Return	$1,000.00	$1,021.58	0.72%	$3.67
Income Fund
Actual Fund Return	$1,000.00	$990.50	0.80%	$4.01
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,051.00	0.13%	$0.67
Hypothetical 5% Return	$1,000.00	$1,024.55	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$1,025.00	0.15%	$0.77
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

New Covenant Funds / Semi-Annual Report / December 31, 2021

(This page intentionally left blank)

(This page intentionally left blank)

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Each Sub-Advisory Agreement was renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 13-15, 2021 and December 6-8, 2021. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings.

New Covenant Funds / Semi-Annual Report / December 31, 2021

The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

New Covenant Funds / Semi-Annual Report / December 31, 2021

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds / Semi-Annual Report / December 31, 2021

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NEW COVENANT FUNDS®

NCF-F-004 (12/21)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2022

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: March 10, 2022